CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1%
	APPAREL & TEXTILE PRODUCTS - 1.2%
1,785	Crocs, Inc.(a)	$157,491

	ASSET MANAGEMENT - 10.0%
755	Ameriprise Financial, Inc.	248,908
4,820	Apollo Global Management, Inc.	432,643
6,050	Ares Management Corporation, Class A(b)	622,364
420	KKR & Company, Inc.	25,872
		1,329,787
	AUTOMOTIVE - 7.5%
2,225	Tesla, Inc.(a)	556,739
5,470	XPEL, Inc.(a)	421,792
		978,531
	BIOTECH & PHARMA - 4.5%
6,530	Novo Nordisk A/S - ADR	593,838

	ELECTRICAL EQUIPMENT - 5.2%
695	Amphenol Corporation, Class A	58,373
4,255	Atkore International Group, Inc.(a),(b)	634,804
		693,177
	HEALTH CARE FACILITIES & SERVICES - 6.9%
3,590	Ensign Group, Inc. (The)	333,619
1,150	HCA Healthcare, Inc.	282,877
605	UnitedHealth Group, Inc.	305,035
		921,531
	LEISURE FACILITIES & SERVICES - 1.3%
460	Domino’s Pizza, Inc.	174,243

	MEDICAL EQUIPMENT & DEVICES - 1.9%
345	Danaher Corporation	85,595
320	Thermo Fisher Scientific, Inc.	161,974
		247,569
	METALS & MINING - 13.4%
2,415	Alpha Metallurgical Resources, Inc.(b)	627,248
19,680	Peabody Energy Corporation(b)	511,483
12,620	Warrior Met Coal, Inc.	644,630
		1,783,361

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 2.1%
50	O’Reilly Automotive, Inc.(a)	$45,443
600	Ulta Beauty, Inc.(a)	239,670
		285,113
	SEMICONDUCTORS - 4.4%
1,285	KLA Corporation	589,378

	SOFTWARE - 23.1%
426,720	Hims & Hers Health, Inc.(a),(b)	2,684,068
1,190	Microsoft Corporation	375,742
		3,059,810
	TECHNOLOGY HARDWARE - 4.5%
3,250	Arista Networks, Inc.(a)	597,773

	TECHNOLOGY SERVICES - 10.1%
15	Fair Isaac Corporation(a),(b)	13,028
1,535	Mastercard, Inc., Class A	607,722
480	MSCI, Inc. (b)	246,278
2,055	Visa, Inc., Class A(b)	472,671
		1,339,699
	WHOLESALE - DISCRETIONARY - 3.0%
9,340	Copart, Inc.(a),(b)	402,461

	TOTAL COMMON STOCKS (Cost $11,383,945)	13,153,762

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.1%
	COLLATERAL FOR SECURITIES LOANED – 18.3%
2,425,460	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $2,425, 460)(c)(d)(e)	2,425,460

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.1% (Continued)
	MONEY MARKET FUND - 0.8%
106,533	First American Treasury Obligations Fund, Class X, 5.26% (Cost $106,533)(c)	$106,533

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,531,993)	2,531,993

	TOTAL INVESTMENTS – 118.2% (Cost $13,915,938)	$15,685,755
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.2)%	(2,412,122)
	NET ASSETS - 100.0%	$13,273,633

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The Total fair value of the securities on loan as of September 30, 2023 was $2,355,907.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $2,425,460 at September 30, 2023.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2%
	AEROSPACE & DEFENSE - 0.1%
240	Hexcel Corporation	$15,634

	AUTOMOTIVE - 1.1%
10,620	Sumitomo Electric Industries Ltd.	128,023

	BEVERAGES - 0.2%
2,247	Treasury Wine Estates Ltd.	17,810

	BIOTECH & PHARMA - 0.4%
343	Bayer A.G.	16,481
1,001	Elanco Animal Health, Inc.(a)	11,251
102	Zoetis, Inc.	17,746
		45,478
	CHEMICALS - 3.8%
281	Air Products and Chemicals, Inc.	79,636
138	Balchem Corporation	17,118
188	CF Industries Holdings, Inc.	16,119
332	Corteva, Inc.	16,985
238	Ecolab, Inc.	40,318
187	FMC Corporation	12,523
5,360	Ganfeng Lithium Group Company Ltd.	22,006
7,151	Incitec Pivot Ltd.	14,434
699	K+S A.G.	12,696
277	Mosaic Company (The)	9,861
261	New Linde PLC	97,184
197	Nutrien Ltd.	12,166
4,461	Tianqi Lithium Corporation	24,980
4,737	Toray Industries, Inc.	24,661
1,830	Tronox Holdings PLC, Class A	24,595
354	Yara International ASA	13,412
		438,694
	COMMERCIAL SUPPORT SERVICES - 2.1%
562	ABM Industries, Inc.	22,486
357	Casella Waste Systems, Inc., Class A(a)	27,239

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.1% (Continued)
151	Clean Harbors, Inc.(a)	$25,271
724	GFL Environmental, Inc.	22,990
3,161	Li-Cycle Holdings Corporation(a)	11,222
1,396	PureCycle Technologies, Inc.(a)	7,832
255	Republic Services, Inc.	36,339
1,194	Schnitzer Steel Industries, Inc., Class A	33,253
500	Stericycle, Inc.(a)	22,355
231	Waste Management, Inc.	35,214
		244,201
	CONSTRUCTION MATERIALS - 0.2%
97	Advanced Drainage Systems, Inc.	11,042
121	Owens Corning	16,505
		27,547
	CONTAINERS & PACKAGING - 1.3%
1,975	Billerud A.B.	18,322
652	International Paper Company	23,126
1,220	Mondi PLC	20,429
38,340	Nine Dragons Paper Holdings Ltd.	21,543
9,979	Oji Holdings Corporation	42,001
637	Westrock Company	22,805
		148,226
	DIVERSIFIED INDUSTRIALS - 0.3%
167	General Electric Company	18,462
225	Pentair PLC	14,569
		33,031
	ELEC & GAS MARKETING & TRADING - 0.1%
186	Orsted A/S	10,153

	ELECTRIC UTILITIES - 6.3%
395	Alliant Energy Corporation	19,138
2,150	Altus Power, Inc.(a)	11,288
119	BKW A.G.	20,995
580	Boralex, Inc.	12,461
63,970	China Datang Corp Renewable Power Company Ltd.	15,195

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	ELECTRIC UTILITIES - 6.3% (Continued)
17,310	China Longyuan Power Group Corp Ltd.	$15,076
858	Dominion Energy, Inc.	38,327
234	Duke Energy Corporation	20,653
3,399	EDP - Energias de Portugal S.A.	14,144
691	EDP Renovaveis S.A.	11,334
3,036	Endesa S.A.	61,865
2,329	Enel SpA	14,330
906	Engie S.A.	13,917
462	Entergy Corporation	42,735
496	ERG SpA	11,977
2,605	Fortum OYJ	30,280
1,384	Iberdrola S.A.	15,502
1,490	Innergex Renewable Energy, Inc.	11,157
8,354	Kyushu Electric Power Company, Inc.(a)	54,525
1,175	Neoen S.A.	34,310
262	NextEra Energy, Inc.	15,010
734	Northland Power, Inc.	11,954
2,722	PG&E Corporation(a)	43,906
1,490	PNM Resources, Inc.	66,468
807	Public Service Enterprise Group, Inc.	45,925
1,890	RENOVA, Inc.(a)	14,317
374	RWE A.G.	13,898
1,291	Solaria Energia y Medio Ambiente S.A.(a)	19,995
742	SSE PLC	14,575
827	West Holdings Corporation	17,792
		733,049
	ELECTRICAL EQUIPMENT - 4.3%
229	A O Smith Corporation	15,144
107	Badger Meter, Inc.	15,394
2,471	Bloom Energy Corporation, Class A(a)	32,765
661	BWX Technologies, Inc.	49,562
6,394	Furukawa Electric Company Ltd.	101,917
204	Itron, Inc.(a)	12,358
935	Nexans S.A.	76,162

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	ELECTRICAL EQUIPMENT - 4.3% (Continued)
1,415	NKT A/S(a)	$74,012
2,714	Prysmian SpA	109,462
753	Siemens Energy A.G.(a)	9,855
87	Watts Water Technologies, Inc., Class A	15,035
		511,666
	ENGINEERING & CONSTRUCTION - 0.8%
94	Acciona S.A.	11,995
221	Arcosa, Inc.	15,890
361	Montrose Environmental Group, Inc.(a)	10,563
312	Stantec, Inc.	20,244
245	Tetra Tech, Inc.	37,247
		95,939
	FOOD - 2.1%
268	Bakkafrost P/F	13,716
687	Beyond Meat, Inc.(a)	6,609
6,607	China Mengniu Dairy Company Ltd.	22,148
599	Darling Ingredients, Inc.(a)	31,268
2,983	Leroy Seafood Group ASA	12,515
2,018	Maruha Nichiro Corporation	34,650
761	Mowi ASA	13,484
1,204	NH Foods Ltd.	36,022
6,304	Nissui Corporation	30,866
773	Pilgrim’s Pride Corporation(a)	17,648
259	Salmar ASA	13,156
407	Tyson Foods, Inc., Class A	20,549
		252,631
	FORESTRY, PAPER & WOOD PRODUCTS - 2.3%
1,199	Canfor Corporation(a)	14,892
3,544	Daio Paper Corporation	29,027
541	Holmen A.B.	21,085
2,013	Mercer International, Inc.	17,272
8,012	Navigator Company S.A. (The)	30,222
3,533	Nippon Paper Industries Company Ltd.(a)	31,868
512	Stella-Jones, Inc.	24,623

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 2.3% (Continued)
1,493	Stora Enso OYJ, R Shares	$18,767
1,476	Svenska Cellulosa A.B. SCA	20,259
440	Sylvamo Corporation	19,334
722	UPM-Kymmene OYJ	24,784
281	West Fraser Timber Company Ltd.	20,401
		272,534
	GAS & WATER UTILITIES - 1.0%
274	American States Water Company	21,558
148	American Water Works Company, Inc.	18,327
438	California Water Service Group	20,722
566	Essential Utilities, Inc.	19,431
272	Middlesex Water Company	18,020
368	SJW Group	22,120
		120,178
	INDUSTRIAL INTERMEDIATE PROD - 0.6%
411	Gibraltar Industries, Inc.(a)	27,746
207	Mueller Industries, Inc.	15,558
709	SKF A.B., B Shares	11,821
65	Valmont Industries, Inc.	15,614
		70,739
	INSTITUTIONAL FINANCIAL SERVICES - 5.3%
1,231	Cboe Global Markets, Inc.	192,295
820	CME Group, Inc.	164,180
3,174	Hong Kong Exchanges & Clearing Ltd.	118,598
1,339	Intercontinental Exchange, Inc.	147,317
		622,390
	MACHINERY - 2.4%
100	AGCO Corporation	11,828
39	Bucher Industries A.G.	14,937
1,268	CECO Environmental Corporation(a)	20,250
37	Deere & Company	13,963
449	Donaldson Company, Inc.	26,778
1,379	Energy Recovery, Inc.(a)	29,249
175	Franklin Electric Company, Inc.	15,615

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	MACHINERY - 2.4% (Continued)
88	IDEX Corporation	$18,306
1,117	Kubota Corporation	16,474
120	Lindsay Corporation	14,122
1,149	Mueller Water Products, Inc.	14,569
297	Tennant Company	22,023
363	Toro Company (The)	30,164
160	Xylem, Inc.	14,565
482	Zurn Elkay Water Solutions Corporation	13,506
		276,349
	MEDICAL EQUIPMENT & DEVICES - 0.6%
78	Danaher Corporation	19,352
598	Neogen Corporation(a)	11,087
115	STERIS PLC	25,233
70	Waters Corporation(a)	19,195
		74,867
	METALS & MINING - 3.7%
2,133	Allkem Ltd.(a)	16,125
10,042	Boss Energy Ltd.(a)	31,309
789	Cameco Corporation	31,305
1,080	Cleveland-Cliffs, Inc.(a)	16,880
266	Eramet S.A.	20,318
4,235	Iluka Resources Ltd.	20,908
10,138	Liontown Resources Ltd.(a)	19,160
1,094	Lithium Americas Corporation(a)	18,590
1,156	Livent Corporation(a)	21,282
4,809	Lynas Rare Earths Ltd.(a)	20,991
1,004	MP Materials Corporation(a)	19,176
4,832	NexGen Energy Ltd.(a)	28,923
426	Piedmont Lithium, Inc.(a)	16,912
6,768	Pilbara Minerals Ltd.	18,708
2,995	SunCoke Energy, Inc.	30,399
5,167	Uranium Energy Corporation(a)	26,610
617	Warrior Met Coal, Inc.	31,516

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	METALS & MINING - 3.7% (Continued)
5,978	Yellow Cake PLC(a)	$40,843
		429,955
	OIL & GAS PRODUCERS - 0.1%
2,649	Vertex Energy, Inc.(a)	11,788

	RENEWABLE ENERGY - 2.7%
434	Array Technologies, Inc.(a)	9,630
1,040	Atlantica Sustainable Infrastructure PLC	19,864
468	Canadian Solar, Inc.(a)	11,517
1,261	Encavis A.G.(a)	17,764
91	Enphase Energy, Inc.(a)	10,934
89	First Solar, Inc.(a)	14,382
21,490	FuelCell Energy, Inc.(a)	27,507
603	Maxeon Solar Technologies Ltd.(a)	6,989
29,823	Meyer Burger Technology A.G.(a)	12,087
38,260	NEL ASA(a)	30,020
909	Nordex S.E.(a)	11,191
3,838	Plug Power, Inc.(a)	29,169
567	Shoals Technologies Group, Inc., Class A(a)	10,348
173	SMA Solar Technology A.G.(a)	11,239
69	SolarEdge Technologies, Inc.(a)	8,936
746	Sunnova Energy International, Inc.(a)	7,811
1,456	SunPower Corporation(a)	8,984
624	Sunrun, Inc.(a)	7,837
1,614	TPI Composites, Inc.(a)	4,277
484	Vestas Wind Systems A/S(a)	10,398
25,744	Xinjiang Goldwind Science & Technology Company Ltd.	12,986
11,210	Xinte Energy Company Ltd., H Shares(a)	22,132
19,759	Xinyi Solar Holdings Ltd.	14,786
		320,788
	SOFTWARE - 0.2%
50	Roper Technologies, Inc.	24,214

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	SPECIALTY REIT - 3.2%
17,868	Farmland Partners, Inc.	$183,327
12,064	Gladstone Land Corporation	171,671
527	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,172
		366,170
	STEEL - 1.9%
572	ATI, Inc.(a)	23,538
359	Carpenter Technology Corporation	24,128
473	Commercial Metals Company	23,371
136	Nucor Corporation	21,264
125	Reliance Steel & Aluminum Company	32,779
588	Ryerson Holding Corporation	17,105
209	Steel Dynamics, Inc.	22,409
1,013	TimkenSteel Corporation(a)	22,002
545	United States Steel Corporation	17,702
370	Worthington Industries, Inc.	22,873
		227,171
	TECHNOLOGY HARDWARE - 0.1%
6,356	Flat Glass Group Company Ltd.	14,285

	TIMBER REIT - 0.6%
606	PotlatchDeltic Corporation	27,506
902	Rayonier, Inc.	25,671
831	Weyerhaeuser Company	25,478
		78,655
	WHOLESALE - CONSUMER STAPLES - 0.4%
284	Archer-Daniels-Midland Company	21,419
196	Bunge Ltd.	21,217
		42,636

	TOTAL COMMON STOCKS (Cost $6,007,187)	5,654,801

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 17.7%
787,000	United States Treasury Note	2.7500	11/15/23	$784,423
525,000	United States Treasury Note	2.7500	02/15/24	519,719
387,000	United States Treasury Note	2.5000	05/15/24	379,937
400,000	United States Treasury Note	2.3750	08/15/24	389,438
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,077,807)			2,073,517

Shares
	SHORT-TERM INVESTMENTS — 22.6%
	MONEY MARKET FUNDS - 22.6%
2,658,086	First American Treasury Obligations Fund, Class X, 5.26%(b)	2,658,086
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,658,086)

	TOTAL INVESTMENTS - 88.5% (Cost $10,743,080)	$10,386,404
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.5%	1,349,347
	NET ASSETS - 100.0%	$11,735,751

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
2	CBOT Soybean Future(d)	11/14/2023	$127,500	$(3,913)
2	CBOT Soybean Meal Future(d)	12/14/2023	76,240	(2,870)
3	CBOT Soybean Oil Future(d)	12/14/2023	100,494	3,870
1	CBOT Wheat Future(d)	12/14/2023	27,075	(1,850)
4	CME Lean Hogs Future(d)	12/14/2023	114,840	(3,820)
5	CME Live Cattle Future(d)	12/29/2023	375,850	(400)
3	COMEX Silver Future(d)	12/27/2023	336,750	(17,765)
19	ICE Brent Crude Oil Future(d)	10/31/2023	1,751,800	(26,830)
8	ICE Gas Oil Future(d)	11/10/2023	773,000	5,625
3	LME Lead Future(d)	12/18/2023	162,825	1,124
1	LME Primary Aluminum Future(d)	12/18/2023	58,813	331
2	LME Zinc Future(d)	12/18/2023	132,638	3,942
2	NYBOT CSC Cocoa Future(d)	12/13/2023	68,360	310

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	NYBOT CSC Number 11 World Sugar Future(d)	02/29/2024	$177,945	$380
3	NYBOT CTN Number 2 Cotton Future(d)	12/06/2023	130,725	2,595
9	NYMEX Henry Hub Natural Gas Futures(d)	12/27/2023	320,850	(5,060)
22	NYMEX Light Sweet Crude Oil Future(d)	10/20/2023	1,997,381	83,952
6	NYMEX NY Harbor ULSD Futures(d)	10/31/2023	831,751	(19,736)
3	NYMEX Platinum Future(d)	01/29/2024	137,385	(2,400)
4	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	10/31/2023	403,116	(42,454)
	TOTAL LONG FUTURES CONTRACTS			$(24,969)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
16	CBOT Corn Future(d)	12/14/2023	$381,400	$20,213
3	COMEX Copper Future(d)	12/27/2023	280,314	(552)
2	COMEX Gold 100 Troy Ounces Future(d)	12/27/2023	373,220	4,620
2	LME Nickel Future(d)	12/18/2023	223,932	20,131
1	NYBOT CSC C Coffee Future(d)	12/18/2023	54,806	2,625
	TOTAL SHORT FUTURES CONTRACTS			$47,037

	TOTAL FUTURES CONTRACTS			$22,068

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

ASA	- Allmennaksjeselskap

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SpA	- Società per azioni

S.A.	- Société Anonyme

S.E.	- Societas Europaea

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of September 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 90.5%
	MONEY MARKET FUNDS - 31.7%
37,372,729	First American Treasury Obligations Fund, Class X, 5.26%(b)	$37,372,729

Principal		Discount Rate
Amount ($)		(%)	Maturity
	U.S. TREASURY BILLS — 58.8%
10,000,000	United States Treasury Bill(a)	4.9678	11/02/23	9,954,462
15,000,000	United States Treasury Bill(a)(d)	5.1858	12/28/23	14,807,694
20,000,000	United States Treasury Bill(a)	5.2062	01/25/24	19,661,597
10,000,000	United States Treasury Bill(a)(d)	5.2146	02/15/24	9,800,108
15,409,000	United States Treasury Bill(a)	5.2518	03/28/24	15,004,373
				69,228,234
	TOTAL SHORT-TERM INVESTMENTS (Cost $106,690,592)			106,600,963

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
900	S&P 500 Emini Future, Maturing December 2023	ADM	10/02/2023	$3,700	$166,500,000	$2,250
900	S&P 500 Emini Future, Maturing December 2023	FCS	10/02/2023	3,700	166,500,000	2,250
225	S&P 500 Emini Future, Maturing December 2023	ADM	10/02/2023	3,800	42,750,000	1,125
200	S&P 500 Emini Future, Maturing December 2023	FCS	10/02/2023	3,800	38,000,000	1,000
752	S&P 500 Emini Future, Maturing December 2023	ADM	10/06/2023	4,010	150,776,000	48,880
200	S&P 500 Emini Future, Maturing December 2023	FCS	10/06/2023	4,010	40,100,000	13,000
376	S&P 500 Emini Future, Maturing December 2023	ADM	10/06/2023	4,150	78,020,000	65,800
100	S&P 500 Emini Future, Maturing December 2023	FCS	10/06/2023	4,150	20,750,000	17,500
376	S&P 500 Emini Future, Maturing December 2023	ADM	10/05/2023	4,215	79,242,000	117,500
100	S&P 500 Emini Future, Maturing December 2023	FCS	10/05/2023	4,215	21,075,000	31,250
376	S&P 500 Emini Future, Maturing December 2023	ADM	10/03/2023	4,150	78,020,000	15,980
100	S&P 500 Emini Future, Maturing December 2023	FCS	10/03/2023	4,150	20,750,000	4,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $471,915)					320,785

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $471,915)					320,785

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Fair Value

TOTAL INVESTMENTS - 90.8% (Cost $107,162,507)	$106,921,748
PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $445,060)	(305,830)
OTHER ASSETS IN EXCESS OF LIABILITIES- 9.5%	11,157,722
NET ASSETS - 100.0%	$117,773,640

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.3)%
	PUT OPTIONS WRITTEN - (0.3)%
1,504	S&P 500 Emini Future, Maturing December 2023	ADM	10/06/2023	$3,850	$289,520,000	$63,920
400	S&P 500 Emini Future, Maturing December 2023	FCS	10/06/2023	3,850	77,000,000	17,000
752	S&P 500 Emini Future, Maturing December 2023	ADM	10/06/2023	4,080	153,408,000	67,680
200	S&P 500 Emini Future, Maturing December 2023	FCS	10/06/2023	4,080	40,800,000	18,000
1,128	S&P 500 Emini Future, Maturing December 2023	ADM	10/05/2023	4,100	231,240,000	81,780
300	S&P 500 Emini Future, Maturing December 2023	FCS	10/05/2023	4,100	61,500,000	21,750
1,128	S&P 500 Emini Future, Maturing December 2023	ADM	10/03/2023	4,000	225,600,000	28,200
300	S&P 500 Emini Future, Maturing December 2023	FCS	10/03/2023	4,000	60,000,000	7,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $445,060)					305,830

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $445,060)					$305,830

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	Held as collateral for options.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 48.0%
	ASSET MANAGEMENT — 15.9%
3,000,000	New Mountain Finance Corporation(a)	7.5000	10/15/25	$3,095,910
4,079,000	Prospect Capital Corporation	6.3750	03/01/25	4,085,419
3,039,000	RWT Holdings, Inc.	5.7500	10/01/25	2,827,365
				10,008,694
	SPECIALTY FINANCE — 32.1%
3,000,000	Arbor Realty Trust, Inc.(a)	7.5000	08/01/25	3,046,875
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,573,814
8,000,000	SoFi Technologies, Inc.(a),(b)	8.4654	10/15/26	6,131,896
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,475,000
				20,227,585

	TOTAL CONVERTIBLE BONDS (Cost $31,599,743)			30,236,279

	CORPORATE BONDS — 48.7%
	AEROSPACE & DEFENSE — 4.7%
3,000,000	TransDigm, Inc.(a)	6.2500	03/15/26	2,959,082

	ASSET MANAGEMENT — 8.7%
3,100,000	Ares Capital Corporation	4.2500	03/01/25	2,982,283
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,591,061
				5,573,344
	BIOTECH & PHARMA — 3.1%
2,000,000	AbbVie, Inc.	3.8000	03/15/25	1,944,783

	CHEMICALS — 3.1%
2,000,000	Sherwin-Williams Company (The)	3.1250	06/01/24	1,962,852

	GAS & WATER UTILITIES — 2.7%
1,700,000	National Fuel Gas Company	5.5000	01/15/26	1,673,471

	HEALTH CARE FACILITIES & SERVICES — 3.1%
2,000,000	HCA, Inc.	5.0000	03/15/24	1,989,944

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 48.7% (Continued)
	HOME & OFFICE PRODUCTS — 4.5%
3,000,000	Newell Brands, Inc.	5.2000	04/01/26	$2,833,400

	INSURANCE — 6.6%
2,862,526	Ambac Assurance Corporation(a)	5.1000	06/07/69	4,156,520

	INTERNET MEDIA & SERVICES — 4.0%
2,512,000	VeriSign, Inc.	5.2500	04/01/25	2,489,022

	METALS & MINING — 0.5%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	300,384

	REAL ESTATE INVESTMENT TRUSTS — 7.7%
2,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	1,872,263
3,100,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,968,886
				4,841,149

	TOTAL CORPORATE BONDS (Cost $31,444,153)			30,723,951

Shares
	SHORT-TERM INVESTMENT — 2.6%
	MONEY MARKET FUND - 2.6%
1,631,062	First American Treasury Obligations Fund, Class X, 5.26% (Cost $1,631,062)(c)	1,631,062

	TOTAL INVESTMENTS - 99.3% (Cost $64,674,958)	$62,591,292
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	413,289
	NET ASSETS - 100.0%	$63,004,581

L.P.	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the total market value of 144A securities is 19,690,667 or 31.3% of net assets.

(b)	Zero coupon bond. Discount rate shown.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2023.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.4%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation(a)	7.5000	10/15/25	$232,193

	SPECIALTY FINANCE — 0.3%
225,000	Arbor Realty Trust, Inc.(a)	7.5000	08/01/25	228,516
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	208,125
				436,641
	TOTAL CONVERTIBLE BONDS (Cost $651,221)			668,834

	CORPORATE BONDS — 70.9%
	AEROSPACE & DEFENSE — 3.1%
5,500,000	RTX Corporation	3.9500	08/16/25	5,325,119

	ASSET MANAGEMENT — 0.9%
1,650,000	Ares Capital Corporation	4.2000	06/10/24	1,620,470

	BEVERAGES — 4.1%
7,000,000	Constellation Brands, Inc.	5.0000	02/02/26	6,876,591

	BIOTECH & PHARMA — 8.2%
8,000,000	AbbVie, Inc.	3.8000	03/15/25	7,779,133
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,225,628
				14,004,761
	CHEMICALS — 5.7%
5,000,000	DuPont de Nemours, Inc.	4.4930	11/15/25	4,883,369
5,000,000	Sherwin-Williams Company (The)	3.1250	06/01/24	4,907,130
				9,790,499
	FOOD — 2.7%
5,000,000	Kraft Heinz Foods Company	3.0000	06/01/26	4,689,803

	HEALTH CARE FACILITIES & SERVICES — 4.1%
6,988,000	HCA, Inc.	5.0000	03/15/24	6,952,862

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 70.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
800,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	$771,394

	INTERNET MEDIA & SERVICES — 8.1%
6,500,000	Netflix, Inc.	5.7500	03/01/24	6,488,073
7,500,000	VeriSign, Inc.	5.2500	04/01/25	7,431,395
				13,919,468
	LEISURE FACILITIES & SERVICES — 3.9%
7,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	6,736,000

	MEDICAL EQUIPMENT & DEVICES — 1.5%
2,667,000	Thermo Fisher Scientific, Inc.	1.2150	10/18/24	2,543,313

	RETAIL - DISCRETIONARY — 5.8%
5,200,000	Lowe’s Companies, Inc.	4.4000	09/08/25	5,085,552
1,300,000	Lowe’s Companies, Inc.	4.8000	04/01/26	1,276,162
3,500,000	Ross Stores, Inc.	3.3750	09/15/24	3,416,669
				9,778,383
	SEMICONDUCTORS — 4.1%
7,000,000	Intel Corporation	4.8750	02/10/26	6,918,589

	SOFTWARE — 7.0%
5,583,000	Microsoft Corporation	2.7000	02/12/25	5,392,676
7,000,000	Oracle Corporation	2.9500	05/15/25	6,695,307
				12,087,983
	TECHNOLOGY HARDWARE — 4.5%
8,000,000	Apple, Inc.	2.5000	02/09/25	7,701,348

	TECHNOLOGY SERVICES — 6.7%
5,000,000	Equifax, Inc.	2.6000	12/01/24	4,805,829
7,000,000	International Business Machines Corporation	3.3000	05/15/26	6,644,401
				11,450,230
	TOTAL CORPORATE BONDS (Cost $121,976,939)			121,166,813

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 30.6%
	MONEY MARKET FUNDS - 11.5%
313,737	First American Government Obligations Fund, Class U, 5.28%(b),(d)	$313,737
19,304,888	First American Treasury Obligations Fund, Class X, 5.26%(d)	19,304,888
		19,618,625

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. TREASURY BILLS — 19.1%
1,000,000	United States Treasury Bill(b),(c),(e)	5.2519	03/21/24	974,762
2,000,000	United States Treasury Bill(b),(c),(e)	5.1953	04/18/24	1,941,986
5,000,000	United States Treasury Bill(b),(c),(e)	5.1856	05/16/24	4,835,070
5,000,000	United States Treasury Bill(b),(c),(e)	5.1790	06/13/24	4,815,137
7,000,000	United States Treasury Bill(b),(c),(e)	5.1657	07/11/24	6,713,736
9,000,000	United States Treasury Bill(b),(c),(e)	5.1573	08/08/24	8,596,439
5,000,000	United States Treasury Bill(b),(c),(e)	5.1461	09/05/24	4,756,273
				32,633,403

	TOTAL SHORT-TERM INVESTMENTS (Cost $52,308,181)			52,252,028

	TOTAL INVESTMENTS - 101.9% (Cost $174,936,341)			$174,087,675
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%			(3,264,365)
	NET ASSETS - 100.0%			$170,823,310

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 460,709 or 0.3% of net assets.

(b)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(e)	This security is segregated as collateral for a swap contract.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

TOTAL RETURN SWAP - (0.4)%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.*

		Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Frequency and Reference Entity	Amount	Counterparty	Maturity	Rate	Payments	Depreciation
41,896	At Maturity BNP Paribas Catalyst Systematic Index +	207,956,688	BNP Paribas	6/12/2024	0.1500%	—	$(705,743)

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 22.8%
	MORTGAGE FINANCE - 19.5%
9,960	AGNC Investment Corporation	$94,022
4,875	Annaly Capital Management, Inc.	91,699
6,150	Arbor Realty Trust, Inc.	93,357
7,870	KKR Real Estate Finance Trust, Inc.	93,417
9,020	Ladder Capital Corporation	92,545
9,029	MFA Financial, Inc.	86,769
10,370	New York Mortgage Trust, Inc.	88,041
7,370	PennyMac Mortgage Investment Trust	91,388
12,260	Redwood Trust, Inc.	87,414
9,530	Rithm Capital Corporation	88,534
4,800	Starwood Property Trust, Inc.	92,880
7,170	Two Harbors Investment Corporation	94,931
		1,094,997
	REAL ESTATE INVESTMENT TRUSTS - 3.3%
6,990	Franklin BSP Realty Trust, Inc.	92,548
4,310	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	91,372
		183,920

	TOTAL COMMON STOCKS (Cost $1,373,323)	1,278,917

	EXCHANGE-TRADED FUNDS — 34.5%
	FIXED INCOME - 34.5%
3,140	iShares Convertible Bond ETF	233,019
8,725	iShares MBS ETF	774,780
2,380	iShares Trust iShares 1-5 Year Investment Grade	118,595
1,530	Vanguard Intermediate-Term Corporate Bond ETF	116,249
13,270	Vanguard Mortgage-Backed Securities ETF	580,961

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.5% (Continued)
	FIXED INCOME - 34.5% (Continued)
1,580	Vanguard Short-Term Corporate Bond ETF	$118,737
		1,942,341

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,188,268)	1,942,341

	OPEN END FUNDS — 10.3%
	FIXED INCOME - 10.3%
32,013	Catalyst Enhanced Income Strategy Fund, Class I(a)	282,031
16,291	Rational Special Situations Income Fund, Institutional Class(a)	293,888
		575,919

	TOTAL OPEN END FUNDS (Cost $647,678)	575,919

	SHORT-TERM INVESTMENTS — 20.7%
	MONEY MARKET FUNDS - 20.7%
1,163,945	First American Treasury Obligations Fund, Class X, 5.26%(b)(d) (Cost $1,163,945)	1,163,945

	TOTAL INVESTMENTS - 88.3% (Cost $5,373,214)	$4,961,122
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.7%	656,222
	NET ASSETS - 100.0%	$5,617,344

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
6	ICE Brent Crude Oil Future(d)	10/31/2023	$553,200	$7,520
2	ICE Gas Oil Future(d)	10/12/2023	200,300	14,050
18	Three Month SONIA Index Futures	03/17/2026	5,250,989	12,516
	TOTAL FUTURES CONTRACTS			$34,086

CATALYST INCOME AND MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
11	CBOT 10 Year US Treasury Note	12/19/2023	$1,188,688	$—
20	CME Japanese Yen Currency Future	12/18/2023	1,694,375	26,250
3	COMEX Gold 100 Troy Ounces Future(d)	12/27/2023	559,830	16,020
7	KCBT Hard Red Winter Wheat Future(d)	12/14/2023	232,313	21,587
3	NYBOT CSC C Coffee Future(d)	12/18/2023	164,419	(900)
	TOTAL FUTURES CONTRACTS			$62,957

ETF	- Exchange-Traded Fund

(a)	Affiliated Company

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	OIL & GAS PRODUCERS - 99.8%
146,131	Cheniere Energy, Inc.	$24,251,902
121,199	DT Midstream, Inc.	6,413,851
255,477	Enbridge, Inc.	8,479,282
1,695,907	Energy Transfer, L.P.	23,793,575
898,550	EnLink Midstream, LLC	10,980,281
403,768	Enterprise Products Partners, L.P.	11,051,130
1,831,847	Equitrans Midstream Corporation	17,164,406
263,581	Gibson Energy, Inc.	3,770,599
182,058	Hess Midstream, L.P., Class A	5,303,350
189,256	Keyera Corporation	4,443,525
524,367	Kinder Morgan, Inc.	8,694,005
141,351	Kinetik Holdings, Inc.	4,770,596
236,365	MPLX, L.P.	8,407,503
2,741,295	NextDecade Corporation(a)	14,035,430
280,821	NuStar Energy, L.P.	4,897,518
171,086	ONEOK, Inc.	10,851,985
322,296	Pembina Pipeline Corporation	9,688,218
669,552	Plains GP Holdings, L.P., Class A	10,793,178
137,084	Targa Resources Corporation	11,750,840
241,252	TC Energy Corporation	8,301,481
311,920	Western Midstream Partners, L.P.	8,493,582
607,233	Williams Companies, Inc. (The)	20,457,680
		236,793,917

	TOTAL COMMON STOCKS (Cost $194,873,697)	236,793,917

	TOTAL INVESTMENTS - 99.8% (Cost $194,873,697)	$236,793,917
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%	435,608
	NET ASSETS - 100.0%	$237,229,525

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Non-income producing security.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 71.0%
	ADVERTISING & MARKETING - 0.2%
329	Trade Desk, Inc. (The), Class A(a),(b)	$25,711

	AUTOMOTIVE - 2.3%
1,681	Lucid Group, Inc.(a),(b)	9,397
1,093	Tesla, Inc.(a)	273,490
		282,887
	BEVERAGES - 2.1%
1,038	Keurig Dr Pepper, Inc.	32,770
774	Monster Beverage Corporation(a)	40,983
1,019	PepsiCo, Inc.	172,660
		246,413
	BIOTECH & PHARMA - 3.5%
395	Amgen, Inc.	106,159
438	AstraZeneca PLC - ADR	29,661
107	Biogen, Inc.(a)	27,500
923	Gilead Sciences, Inc.	69,170
282	Moderna, Inc.(a),(b)	29,128
80	Regeneron Pharmaceuticals, Inc.(a)	65,837
139	Seagen, Inc.(a),(b)	29,489
190	Vertex Pharmaceuticals, Inc.(a)	66,071
		423,015
	CABLE & SATELLITE - 1.6%
111	Charter Communications, Inc., Class A(a),(b)	48,820
3,076	Comcast Corporation, Class A	136,390
2,861	Sirius XM Holdings, Inc.(b)	12,932
		198,142
	COMMERCIAL SUPPORT SERVICES - 0.3%
75	Cintas Corporation	36,076

	DIVERSIFIED INDUSTRIALS - 0.7%
492	Honeywell International, Inc.	90,892

	E-COMMERCE DISCRETIONARY - 4.7%
3,539	Amazon.com, Inc.(a)	449,877

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 71.0% (Continued)
	E-COMMERCE DISCRETIONARY - 4.7% (Continued)
396	eBay, Inc.(b)	$17,460
336	JD.com, Inc. - ADR	9,788
37	MercadoLibre, Inc.(a)	46,912
452	PDD Holdings, Inc. - ADR(a)	44,328
		568,365
	ELECTRIC UTILITIES - 0.9%
381	American Electric Power Company, Inc.	28,659
240	Constellation Energy Corporation	26,179
736	Exelon Corporation(b)	27,813
407	Xcel Energy, Inc.	23,289
		105,940
	ENTERTAINMENT CONTENT - 0.4%
202	Electronic Arts, Inc.	24,321
1,802	Warner Bros Discovery, Inc.(a),(b)	19,570
		43,891
	FOOD - 0.8%
908	Kraft Heinz Company (The)	30,545
1,007	Mondelez International, Inc., Class A	69,886
		100,431
	INDUSTRIAL SUPPORT SERVICES - 0.2%
422	Fastenal Company	23,058

	INTERNET MEDIA & SERVICES - 9.3%
305	Airbnb, Inc., CLASS A(a),(b)	41,849
2,049	Alphabet, Inc., Class A(a)	268,131
2,026	Alphabet, Inc., Class C(a)	267,128
27	Booking Holdings, Inc.(a)	83,267
1,069	Meta Platforms, Inc., Class A(a)	320,924
329	Netflix, Inc.(a)	124,230
		1,105,529
	LEISURE FACILITIES & SERVICES - 1.0%
225	Marriott International, Inc., Class A	44,226
848	Starbucks Corporation	77,397
		121,623

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 71.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.5%
57	Align Technology, Inc.(a),(b)	$17,403
287	DexCom, Inc.(a),(b)	26,777
336	GE HealthCare Technologies, Inc.	22,861
61	IDEXX Laboratories, Inc.(a),(b)	26,673
117	Illumina, Inc.(a)	16,062
259	Intuitive Surgical, Inc.(a)	75,704
		185,480
	OIL & GAS PRODUCERS - 0.2%
134	Diamondback Energy, Inc.(b)	20,754

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
749	Baker Hughes Company	26,455

	RENEWABLE ENERGY - 0.1%
101	Enphase Energy, Inc.(a)	12,135

	RETAIL - CONSUMER STAPLES - 1.8%
328	Costco Wholesale Corporation	185,307
163	Dollar Tree, Inc.(a)	17,351
638	Walgreens Boots Alliance, Inc.(b)	14,189
		216,847
	RETAIL - DISCRETIONARY - 0.9%
90	Lululemon Athletica, Inc.(a)	34,705
45	O’Reilly Automotive, Inc.(a)	40,899
253	Ross Stores, Inc.	28,576
		104,180
	SEMICONDUCTORS - 12.9%
1,191	Advanced Micro Devices, Inc.(a)	122,459
371	Analog Devices, Inc.	64,958
621	Applied Materials, Inc.	85,977
65	ASML Holding N.V.	38,263
308	Broadcom, Inc.	255,819
405	GLOBALFOUNDRIES, Inc.(a),(b)	23,567
3,085	Intel Corporation	109,672

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 71.0% (Continued)
	SEMICONDUCTORS - 12.9% (Continued)
101	KLA Corporation	$46,325
99	Lam Research Corporation	62,050
636	Marvell Technology, Inc.	34,427
403	Microchip Technology, Inc.	31,454
809	Micron Technology, Inc.	55,036
852	NVIDIA Corporation	370,611
192	NXP Semiconductors N.V.	38,385
319	ON Semiconductor Corporation(a),(b)	29,651
824	QUALCOMM, Inc.	91,513
671	Texas Instruments, Inc.(b)	106,696
		1,566,863
	SOFTWARE - 12.1%
339	Adobe Systems, Inc.(a)	172,856
64	ANSYS, Inc.(a)	19,043
112	Atlassian Corp PLC, Class A(a)	22,569
158	Autodesk, Inc.(a)	32,692
202	Cadence Design Systems, Inc.(a)	47,329
166	Crowdstrike Holdings, Inc., Class A(a)	27,785
219	Datadog, Inc., Class A(a)	19,949
581	Fortinet, Inc.(a)	34,093
207	Intuit, Inc.(b)	105,765
2,564	Microsoft Corporation	809,582
226	Palo Alto Networks, Inc.(a),(b)	52,983
113	Synopsys, Inc.(a)	51,864
152	Workday, Inc., Class A(a)	32,657
186	Zoom Video Communications, Inc., Class A(a)	13,009
107	Zscaler, Inc.(a)	16,648
		1,458,824
	TECHNOLOGY HARDWARE - 9.1%
5,425	Apple, Inc.	928,814
3,014	Cisco Systems, Inc.	162,033
		1,090,847
	TECHNOLOGY SERVICES - 1.9%
306	Automatic Data Processing, Inc.	73,616

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 71.0% (Continued)
	TECHNOLOGY SERVICES - 1.9% (Continued)
375	Cognizant Technology Solutions Corporation, Class A	$25,403
302	CoStar Group, Inc.(a)	23,221
267	Paychex, Inc.	30,793
825	PayPal Holdings, Inc.(a)	48,230
107	Verisk Analytics, Inc.	25,278
		226,541
	TELECOMMUNICATIONS - 1.0%
887	T-Mobile US, Inc.(a)	124,224

	TRANSPORTATION & LOGISTICS - 0.7%
1,504	CSX Corporation	46,248
81	Old Dominion Freight Line, Inc.	33,140
		79,388
	TRANSPORTATION EQUIPMENT - 0.3%
387	PACCAR, Inc.	32,903

	WHOLESALE - DISCRETIONARY - 0.3%
706	Copart, Inc.(a),(b)	30,422

	TOTAL COMMON STOCKS (Cost $8,082,505)	8,547,836

	EXCHANGE-TRADED FUNDS — 16.8%
	EQUITY - 16.8%
5,654	Invesco QQQ Trust Series 1(b)	2,025,659

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,103,888)	2,025,659

	SHORT-TERM INVESTMENTS — 22.9%
	COLLATERAL FOR SECURITIES LOANED - 22.9%
2,756,279	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $2,756,279)(c),(d),(e)	2,756,279

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(f)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 4.6%
	PUT OPTIONS PURCHASED - 4.6%
30	S&P Emini 3rd Week Future	WED	10/20/2023	$4,250	$6,488,250	$58,125
30	S&P Emini 3rd Week Future	WED	10/20/2023	4,450	6,488,250	207,375
21	S&P Emini 3rd Week Future	WED	10/20/2023	4,600	4,541,775	287,964
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $349,988)					553,464

	TOTAL INVESTMENTS - 115.3% (Cost $13,292,660)					$13,883,238
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $2,100)					(788)
	PUT OPTIONS WRITTEN - (3.1)% (Proceeds - $197,625)					(368,250)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.2)%					(1,469,341)
	NET ASSETS - 100.0%					$12,044,859

		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (3.1)%
	CALL OPTIONS WRITTEN- 0.0%(g)
21	S&P Emini 3rd Week Future	WED	10/20/2023	$4,600	$4,541,775	$788
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,100)					788

	PUT OPTIONS WRITTEN - (3.1)%
30	S&P Emini 3rd Week Future	WED	10/20/2023	$4,380	$6,488,250	$136,875
30	S&P Emini 3rd Week Future	WED	10/20/2023	4,470	6,488,250	231,375
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $197,625)					368,250

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $199,725)					$369,038

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
27	CBOE Volatility Index Future	WED	12/20/2023	$495,280	$14,353
52	CBOE Volatility Index Future	WED	01/17/2024	993,184	5,723
1	CME E-Mini NASDAQ 100 Index Future	WED	12/15/2023	297,330	1,775
55	SPIKES Volatility Index Future	WED	12/20/2023	1,021,900	27,564
	TOTAL LONG FUTURES CONTRACTS				$49,415

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(h)	Value and Unrealized Depreciation
65	CBOE Volatility Index Future	WED	10/18/2023	$1,155,128	$(99,562)
5	SPIKES Volatility Index Future	WED	10/18/2023	89,700	(1,450)
	TOTAL SHORT FUTURES CONTRACTS				$(101,012)

	TOTAL FUTURES CONTRACTS				$(51,597)

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023, was $2,700,690.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $2,756,279 at September 30, 2023.

(d)	Rate disclosed is the seven-day effective yield as of September 30, 2023.

(e)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(f)	Each contract is equivalent to one futures contract.

(g)	Percentage rounds to greater than (0.1%).

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 90.5%
	AEROSPACE & DEFENSE - 2.7%
128,840	Kratos Defense & Security Solutions, Inc.(a)	$1,935,177

	APPAREL & TEXTILE PRODUCTS - 0.4%
600	Kering S.A.	273,961

	ASSET MANAGEMENT - 1.5%
14,800	Groupe Bruxelles Lambert S.A.	1,104,015

	BEVERAGES - 1.9%
3,200,000	Thai Beverage PCL	1,345,934

	BIOTECH & PHARMA - 12.4%
9,900	Johnson & Johnson	1,541,925
25,002	Novartis A.G. - ADR	2,546,704
54,750	Sanofi - ADR	2,936,789
128,000	Takeda Pharmaceutical Company Ltd. - ADR	1,980,160
		9,005,578
	CHEMICALS - 2.5%
51,000	Mosaic Company (The)	1,815,600

	CONSTRUCTION MATERIALS - 5.2%
25,180	Holcim Ltd.	1,616,884
12,877	Knife River Corporation(a)	628,784
79,010	MDU Resources Group, Inc.	1,547,016
		3,792,684
	E-COMMERCE DISCRETIONARY - 1.6%
25,853	eBay, Inc.	1,139,859

	ENGINEERING & CONSTRUCTION - 3.5%
16,925	Tetra Tech, Inc.	2,573,108

	ENTERTAINMENT CONTENT - 4.8%
5,919	Electronic Arts, Inc.	712,648
256,280	Vivendi S.A.	2,247,699

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	ENTERTAINMENT CONTENT - 4.8% (Continued)
16,000	Vivendi S.A. - ADR	$139,680
36,002	Warner Bros Discovery, Inc.(a)	390,982
		3,491,009
	FOOD - 4.2%
169,700	GrainCorp Ltd.	770,174
19,550	Nestle S.A. - ADR	2,212,474
		2,982,648
	GAS & WATER UTILITIES - 3.4%
28,270	National Fuel Gas Company	1,467,496
43,000	UGI Corporation	989,000
		2,456,496
	HOUSEHOLD PRODUCTS - 3.1%
94,900	Reckitt Benckiser Group plc - ADR	1,327,651
18,960	Unilever plc - ADR	936,624
		2,264,275
	INTERNET MEDIA & SERVICES - 2.2%
5,428	Meta Platforms, Inc., Class A(a)	1,629,540

	MEDICAL EQUIPMENT & DEVICES - 2.2%
20,263	Medtronic PLC	1,587,809

	METALS & MINING - 2.6%
25,755	Freeport-McMoRan, Inc.	960,404
188,340	Grupo Mexico S.A.B. de C.V. - Series B	889,891
		1,850,295
	OIL & GAS PRODUCERS - 2.3%
4,907	Chevron Corporation	827,418
5,710	Hess Corporation	873,630
		1,701,048
	RETAIL - CONSUMER STAPLES - 2.7%
12,062	Walmart, Inc.	1,929,076

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	RETAIL - DISCRETIONARY - 1.8%
4,445	Home Depot, Inc. (The)	$1,343,101

	SEMICONDUCTORS - 7.1%
11,205	Applied Materials, Inc.	1,551,332
27,000	Intel Corporation	959,850
27,000	MaxLinear, Inc.(a)	600,750
28,619	Micron Technology, Inc.	1,946,950
		5,058,882
	SOFTWARE - 3.6%
8,310	Microsoft Corporation	2,623,883

	TECHNOLOGY HARDWARE - 7.9%
11,300	Apple, Inc.	1,934,673
44,810	Cisco Systems, Inc.	2,408,986
365,550	Nokia OYJ - ADR	1,367,157
		5,710,816
	TELECOMMUNICATIONS - 3.5%
62,300	AT&T, Inc.	935,746
142,000	Orange S.A. - ADR	1,631,580
		2,567,326
	TOBACCO & CANNABIS - 3.3%
18,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	1,049,771
67,000	Imperial Brands plc - ADR	1,370,820
		2,420,591
	WHOLESALE - CONSUMER STAPLES - 4.1%
27,560	Bunge Ltd.	2,983,369

	TOTAL COMMON STOCKS (Cost $54,559,976)	65,586,080

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.5%
	COMMODITY - 3.3%
65,000	SPDR Gold MiniShares Trust(a)	$2,382,900

	FIXED INCOME - 3.2%
25,000	SPDR Bloomberg 1-3 Month T-Bill ETF	2,295,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost$4,772,061)	4,678,400

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
1,951,634	First American Treasury Obligations Fund, Class X, 5.26% (Cost $1,951,634)(b)	1,951,634

	TOTAL INVESTMENTS - 99.7% (Cost $61,283,671)	$72,216,114
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $179,524)	(52,300)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	303,172
	NET ASSETS - 100.0%	$72,466,986

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
275	Micron Technology, Inc.	PER	11/17/2023	$73	$1,870,825	$45,100
3,600	Nokia OYJ	PER	01/19/2024	6	1,346,400	7,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $179,524)					52,300

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $179,524)					$52,300

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

PER	Pershing LLC

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 3.5%
2,335	Lockheed Martin Corporation	$954,922

	CHEMICALS -4.1%
21,618	Dow, Inc.	1,114,624

	COMMERCIAL SUPPORT SERVICES - 3.6%
6,416	Waste Management, Inc.	978,055

	CONSUMER SERVICES -3.5%
16,977	Service Corp International	970,066

	DIVERSIFIED INDUSTRIALS - 3.6%
5,306	Honeywell International, Inc.	980,230

	ELECTRICAL EQUIPMENT -5.0%
3,709	Lennox International, Inc.	1,388,798

	HEALTH CARE FACILITIES & SERVICES - 15.1%
6,090	AmerisourceBergen Corporation	1,096,017
1,965	Chemed Corporation	1,021,211
3,839	HCA Healthcare, Inc.	944,317
2,119	UnitedHealth Group, Inc.	1,068,379
		4,129,924
	INDUSTRIAL SUPPORT SERVICES -4.1%
1,608	WW Grainger, Inc.	1,112,479

	LEISURE FACILITIES & SERVICES -4.4%
6,152	Marriott International, Inc., Class A	1,209,237

	OIL & GAS PRODUCERS -12.7%
9,892	ConocoPhillips	1,185,062
9,108	EOG Resources, Inc.	1,154,530
17,421	Occidental Petroleum Corporation	1,130,274
		3,469,866

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	RETAIL - CONSUMER STAPLES - 6.7%
2,072	Costco Wholesale Corporation	$1,170,597
6,311	Dollar General Corporation	667,704
		1,838,301
	RETAIL - DISCRETIONARY - 12.3%
3,654	Home Depot, Inc. (The)	1,104,093
7,524	Penske Automotive Group, Inc.	1,256,958
2,591	UltaBeauty, Inc. (a)	1,034,975
		3,396,026
	SOFTWARE - 3.6%
3,144	Microsoft Corporation	992,718

	STEEL - 4.4%
11,318	Steel Dynamics, Inc.	1,213,516

	TECHNOLOGY HARDWARE - 3.7%
5,867	Apple, Inc.	1,004,489

	TECHNOLOGY SERVICES - 8.4%
7,116	Broadridge Financial Solutions, Inc.	1,274,120
2,809	S&P Global, Inc.	1,026,437
		2,300,557

	TOTAL COMMON STOCKS (Cost $26,700,189)	27,053,808

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
239,790	First American Treasury Obligations Fund, Class X, 5.26% (Cost $239,790)(b)	239,790

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
60	S&P 500 INDEX SPX	US Bancorp	10/20/2023	$3,900	$23,400,000	$23,400
75	S&P 500 INDEX SPX	US Bancorp	11/17/2023	3,850	28,875,000	91,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $599,701)					114,900
	TOTAL INDEX OPTIONS PURCHASED (Cost - $599,701)					114,900

	TOTAL INVESTMENTS - 100.0% (Cost $27,539,680)					$27,408,498
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%					5,338
	NET ASSETS - 100.0%					$27,413,836

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 55.2%
	ASSET MANAGEMENT - 1.7%
3,368	Groupe Bruxelles Lambert S.A.	$251,238

	BEVERAGES - 1.3%
457,000	Thai Beverage PCL	192,216

	BIOTECH & PHARMA - 11.3%
1,960	Johnson & Johnson	305,270
2,516	Novartis A.G. - ADR	256,280
13,640	Sanofi - ADR	731,649
26,000	Takeda Pharmaceutical Company Ltd. - ADR	402,220
		1,695,419
	CHEMICALS - 1.3%
5,190	Mosaic Company	184,764

	CONSTRUCTION MATERIALS - 3.1%
3,930	Holcim Ltd.	252,357
1,750	Knife River Corporation(a)	85,453
7,000	MDU Resources Group, Inc.	137,060
		474,870
	E-COMMERCE DISCRETIONARY - 1.0%
3,500	eBay, Inc.	154,315

	ENGINEERING & CONSTRUCTION - 1.1%
1,057	Tetra Tech, Inc.	160,696

	ENTERTAINMENT CONTENT - 1.0%
7,700	Vivendi S.A.	67,533
7,500	Warner Bros Discovery, Inc.(a)	81,450
		148,983
	FOOD - 2.7%
3,533	Nestle S.A. - ADR	399,830

	GAS & WATER UTILITIES - 3.3%
5,575	National Fuel Gas Company	289,398

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 55.2% (Continued)
	GAS & WATER UTILITIES - 3.3% (Continued)
8,920	UGI Corporation	$205,160
		494,558
	HOUSEHOLD PRODUCTS - 1.3%
3,800	Unilever PLC - ADR	187,720

	MEDICAL EQUIPMENT & DEVICES - 1.0%
1,800	Medtronic PLC	141,048

	METALS & MINING - 0.4%
12,000	Grupo Mexico S.A.B. de C.V. - Series B	56,699

	OIL & GAS PRODUCERS - 1.1%
1,000	Chevron Corporation	168,620

	RETAIL - DISCRETIONARY - 1.3%
594	Home Depot, Inc.	179,483

	SEMICONDUCTORS - 3.4%
1,128	Applied Materials, Inc.	156,172
5,130	Micron Technology, Inc.(b)	348,994
		505,166
	SOFTWARE - 4.4%
2,000	Microsoft Corporation	631,499

	TECHNOLOGY HARDWARE - 4.8%
8,900	Cisco Systems, Inc.	478,464
63,000	Nokia OYJ - ADR(b)	235,620
		714,084
	TELECOMMUNICATIONS - 2.8%
5,000	AT&T, Inc.	75,100
29,340	Orange S.A. - ADR	337,117
		412,217
	TOBACCO & CANNABIS - 3.7%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	222,892

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	COMMON STOCKS — 55.2% (Continued)
	TOBACCO & CANNABIS - 3.7% (Continued)
15,000	Imperial Brands PLC - ADR			$306,900
				529,792
	WHOLESALE - CONSUMER STAPLES - 3.2%
4,295	Bunge Ltd.			464,933

	TOTAL COMMON STOCKS (Cost $7,108,852)			8,148,150

	EXCHANGE-TRADED FUNDS — 2.1%
	COMMODITY - 2.1%
8,500	SPDR Gold MiniShares Trust(a)			311,610

	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)			311,610

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 22.7%
	AUTOMOTIVE — 4.6%
200,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	199,058
300,000	Ford Motor Credit Company, LLC	5.5840	03/18/24	298,411
175,000	Magna International, Inc.	3.6250	06/15/24	172,264
				669,733
	CHEMICALS — 2.5%
222,000	Nutrien Ltd.	5.9000	11/07/24	221,479
150,000	Nutrien Ltd.	3.0000	04/01/25	143,436
				364,915
	ELECTRIC UTILITIES — 0.6%
100,000	DTE Energy Company	1.0500	06/01/25	92,310

	HOME CONSTRUCTION — 1.3%
200,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.8750	06/15/24	198,794

	LEISURE FACILITIES & SERVICES — 3.9%
276,000	Carnival Corporation	7.2000	10/01/23	276,000

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 22.7% (Continued)
	LEISURE FACILITIES & SERVICES — 3.9% (Continued)
300,000	Las Vegas Sands Corporation	3.2000	08/08/24	$290,426
				566,426
	OIL & GAS PRODUCERS — 1.4%
218,000	Occidental Petroleum Corporation	2.9000	08/15/24	212,996

	SEMICONDUCTORS — 2.3%
225,000	NXP BV / NXP Funding, LLC	4.8750	03/01/24	223,904
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	118,771
				342,675
	TECHNOLOGY HARDWARE — 3.4%
225,000	NetApp, Inc.	1.8750	06/22/25	210,522
300,000	Seagate HDD Cayman	4.7500	01/01/25	292,900
				503,422
	TOBACCO & CANNABIS — 2.7%
250,000	BAT International Finance PLC	1.6680	03/25/26	225,348
175,000	Reynolds American, Inc.	4.4500	06/12/25	170,150
				395,498
	TOTAL CORPORATE BONDS (Cost $3,371,451)			3,346,769

	U.S. GOVERNMENT & AGENCIES — 9.1%
	U.S. TREASURY NOTES — 9.1%
1,000,000	United States Treasury Note	0.3750	07/15/24	961,053
405,000	United States Treasury Note	2.5000	01/31/25	390,453
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,356,414)			1,351,506

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CERTIFICATE OF DEPOSIT — 8.1%
	BANKING - 8.1%
125,000	American Express National Bank	5.2500	03/24/25	$124,333
175,000	Charles Schwab Bank SSB	5.4000	09/23/24	174,038
220,000	Comerica Bank-Texas	5.2500	09/30/24	219,080
220,000	Customers Bank	5.2500	07/01/24	219,470
235,000	Hancock Whitney Bank/Gulfport MS	5.2500	05/24/24	234,426
230,000	S&T Bank	5.3000	06/14/24	229,441
	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,205,000)			1,200,788

Shares
	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
357,405	First American Treasury Obligations Fund, Class X, 5.26% (Cost $357,405)(c)			357,405

	TOTAL INVESTMENTS - 99.6% (Cost $13,713,580)			$14,716,228
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $17,380)			(8,610)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			68,239
	NET ASSETS - 100.0%			$14,775,857

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
50	Micron Technology, Inc.	PER	11/17/2023	$72.50	$340,150	$8,200
205	Nokia OYJ	PER	01/19/2024	6.00	76,670	410
	TOTAL WRITTEN EQUITY OPTIONS (Proceeds - $17,380)					8,610

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

LLC	- Limited Liability Company

Ltd.	- Limited Company

OYJ	- Julkinen Osakeyhtiö

PER	- Pershing

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security is segregated as collateral for and is subject to call options written.

(c)	Rate disclosed is the seven-day effective yield as of September 30, 2023.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.0%
	EQUITY - 47.0%
1,437,887	Dimensional Emerging Core Equity Market ETF	$32,453,110
1,318,524	Dimensional International Core Equity 2 ETF	30,787,535
2,945,432	Dimensional US Core Equity 2 ETF	77,170,318
1,099,834	Dimensional US High Profitability ETF	28,254,735
1,565,226	iShares Core S&P Mid-Cap ETF	390,289,104
2,124,823	iShares Core S&P Small-Cap ETF	200,434,554
749,996	iShares MSCI Australia ETF	16,132,414
529,951	iShares MSCI Brazil ETF	16,253,597
462,066	iShares MSCI Canada ETF	15,460,728
226,163	iShares MSCI France ETF	8,049,141
557,516	iShares MSCI Hong Kong ETF	9,561,399
2,269,439	iShares MSCI India ETF	100,354,593
1,489,784	iShares MSCI International Quality Factor ETF	50,071,640
787,888	iShares MSCI Japan ETF	47,501,768
230,352	iShares MSCI Malaysia ETF	4,742,948
269,412	iShares MSCI Mexico ETF	15,687,861
416,643	iShares MSCI Singapore ETF	7,645,399
138,457	iShares MSCI South Africa ETF	5,208,752
292,728	iShares MSCI Spain ETF	8,050,020
534,262	iShares MSCI Switzerland ETF	23,277,795
1,084,840	iShares MSCI Taiwan ETF	48,329,622
76,067	iShares MSCI Thailand ETF	4,753,427
121,400	iShares MSCI Turkey ETF	4,681,184
1,673,519	iShares MSCI United Kingdom ETF	52,950,141
3,582,132	iShares MSCI USA Min Vol Factor ETF	259,274,714
238,787	iShares MSCI USA Quality Factor ETF	31,469,739
1,627,918	iShares Russell 1000 ETF, EQUITY	382,414,218
1,557,469	iShares Russell 2000 ETF	275,267,072
717,392	iShares Russell Mid-Cap ETF, EQUITY	49,679,396
412,217	SPDR S&P 500 ETF Trust	176,214,523
5,932,401	Vanguard FTSE Emerging Markets ETF	232,609,443
106,509	Vanguard FTSE Europe ETF	6,170,066
467,857	Vanguard Large-Cap ETF	91,554,936
396,531	Vanguard Mid-Cap ETF	82,573,615

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 47.0% (Continued)
	EQUITY - 47.0% (Continued)
1,099,760	Vanguard Real Estate ETF			$83,207,842
261,212	Vanguard S&P 500 ETF			102,577,952
327,159	Vanguard Small-Cap ETF			61,855,952
438,316	WisdomTree India Earnings Fund			16,112,496
				3,049,083,749

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,741,934,106)			3,049,083,749

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 36.8%
	U.S. TREASURY NOTES — 36.8%
866,698,000	United States Treasury Note(c)(d)	2.7500	11/15/23	863,860,517
463,055,000	United States Treasury Note(c)(d)	2.7500	02/15/24	458,396,606
575,558,000	United States Treasury Note(c)(d)	2.5000	05/15/24	565,053,106
518,660,000	United States Treasury Note(c)(d)	2.3750	08/15/24	504,965,162
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,396,173,654)			2,392,275,391

Shares
	SHORT-TERM INVESTMENTS — 7.8%
	MONEY MARKET FUNDS - 7.8%
506,375,669	First American Treasury Obligations Fund, Class X, 5.26%(a)(c) (Cost $506,375,669)			506,375,669

	TOTAL INVESTMENTS - 91.6% (Cost $5,644,483,429)			$5,947,734,809
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%			546,438,715
	NET ASSETS - 100.0%			$6,494,173,524

OPEN FUTURES CONTRACTS

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
107	CBOT Wheat Future(c)	12/14/2023	$2,897,026	$(206,124)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,230	CME E-Mini Standard & Poor’s 500 Index Future	12/15/2023	$266,018,251	$(4,062)
133	CME Lean Hogs Future(c)	12/14/2023	3,818,430	(198,630)
459	CME Live Cattle Future(c)	12/29/2023	34,503,030	(360,400)
415	CME Mexican Peso Currency Future	12/18/2023	11,769,400	48,870
37	CME New Zealand Dollar Currency Future	12/18/2023	2,220,555	1,820
28	Eurex EURO STOXX 50 Future	12/15/2023	1,244,444	16,566
84	Euronext CAC 40 Index Future	10/20/2023	6,350,840	(1,845)
4,215	ICE Brent Crude Oil Future(c)	10/31/2023	388,623,000	(2,355,270)
1,352	ICE Brent Crude Oil Future(c)	11/30/2023	122,166,720	(670,090)
433	ICE Brent Crude Oil Future(c)	12/28/2023	38,459,060	40,310
274	ICE Brent Crude Oil Future(c)	01/31/2024	24,021,580	58,980
161	ICE Brent Crude Oil Future(c)	02/29/2024	13,966,750	86,190
95	ICE Brent Crude Oil Future(c)	03/28/2024	8,168,100	(198,140)
1,330	ICE Gas Oil Future(c)	11/10/2023	128,511,250	7,741,575
958	ICE Gas Oil Future(c)	12/12/2023	88,782,650	2,300,900
272	ICE Gas Oil Future(c)	01/11/2024	24,527,600	29,225
1,234	IFSC NIFTY 50 Index Futures	10/26/2023	48,645,514	(40,637)
106	LME Primary Aluminum Future(c)	12/18/2023	6,234,125	89,841
39	LME Zinc Future(c)	12/18/2023	2,586,431	13,195
363	MEFF Madrid IBEX 35 Index Future	10/20/2023	36,227,085	(2,867)
49	NYBOT CTN Number 2 Cotton Future(c)	12/06/2023	2,135,175	(44,700)
1,580	NYMEX Henry Hub Natural Gas Futures(c)	10/27/2023	46,278,200	204,040
626	NYMEX Henry Hub Natural Gas Futures(c)	11/28/2023	20,733,120	(394,980)
41	NYMEX Henry Hub Natural Gas Futures(c)	12/27/2023	1,461,650	(3,410)
3,646	NYMEX Light Sweet Crude Oil Future(c)	10/20/2023	331,020,340	8,355,620
1,164	NYMEX Light Sweet Crude Oil Future(c)	11/20/2023	103,363,200	2,167,660
395	NYMEX Light Sweet Crude Oil Future(c)	12/19/2023	34,357,100	727,200
263	NYMEX Light Sweet Crude Oil Future(c)	01/22/2024	22,426,010	206,610
151	NYMEX Light Sweet Crude Oil Future(c)	02/20/2024	12,665,880	235,130
95	NYMEX Light Sweet Crude Oil Future(c)	03/20/2024	7,864,100	(17,150)
952	NYMEX NY Harbor ULSD Futures(c)	10/31/2023	131,971,190	130,552
375	NYMEX NY Harbor ULSD Futures(c)	11/30/2023	49,735,350	(39,459)
136	NYMEX NY Harbor ULSD Futures(c)	12/29/2023	17,510,707	89,489
65	NYMEX NY Harbor ULSD Futures(c)	01/31/2024	8,200,647	(236,758)
2	NYMEX Platinum Future(c)	01/29/2024	91,590	155
280	OSE Nikkei 225 Index Future	12/07/2023	59,694,461	68,522
397	SFE S&P ASX Share Price Index 200 Future	12/21/2023	45,209,919	92,599
182	SGX FTSE Taiwan Index Futures	10/30/2023	10,374,000	18,330
156	SGX Nikkei 225 Stock Index Future	12/07/2023	16,704,853	83,877
52	Three Month SONIA Index Futures	06/17/2025	15,117,183	(2,379)
94	TSE Japanese 10 Year Bond Futures	12/13/2023	91,181,403	(257,441)
661	TSE TOPIX (Tokyo Price Index) Future	12/07/2023	102,771,897	(859,527)
425	TTF Natural Gas Base Load Monthly Futures(c)	10/30/2023	13,541,446	(402,197)
	TOTAL FUTURES CONTRACTS			$16,511,190

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2,580	3 Month Euro Euribor Future	03/17/2025	$659,933,397	$616,915
3,750	3 Month Euro Euribor Future	06/17/2024	953,357,913	3,355,458
1,980	3 Month Euro Euribor Future	06/16/2025	507,009,991	564,348
3,373	3 Month Euro Euribor Future	09/16/2024	859,341,196	3,535,235
1,369	3 Month Euro Euribor Future	09/15/2025	350,752,881	378,639
3,080	3 Month Euro Euribor Future	12/16/2024	786,484,301	1,910,026
1,055	3 Month Euro Euribor Future	12/15/2025	270,414,156	234,999
2,855	BMF Ibovespa Index Future	10/18/2023	66,579,559	774,715
351	Carbon Emissions Future(c)	12/18/2023	30,305,709	114,152
1,728	CBOE Volatility Index Future(c)	10/18/2023	30,708,634	(693,834)
410	CBOE Volatility Index Future(c)	11/15/2023	7,480,983	(427,083)
452	CBOE Volatility Index Future(c)	12/20/2023	8,291,352	(500,724)
6,359	CBOT 10 Year US Treasury Note	12/19/2023	687,169,438	4,151,578
16,765	CBOT 2 Year US Treasury Note Future	12/29/2023	3,398,448,875	10,699,082
14,272	CBOT 5 Year US Treasury Note	12/29/2023	1,503,689,000	9,533,675
3,937	CBOT Corn Future(c)	12/14/2023	93,848,238	1,082,287
1,950	CBOT Soybean Future(c)	11/14/2023	124,312,500	8,337,988
158	CBOT Soybean Meal Future(c)	12/14/2023	6,022,960	20,100
289	CBOT Soybean Oil Future(c)	12/14/2023	9,680,922	126,942
4,911	CBOT US Treasury Bond Futures	12/19/2023	558,779,719	23,066,969
1,065	CME Australian Dollar Currency Future	12/18/2023	68,745,750	293,550
2,317	CME British Pound Currency Future	12/18/2023	176,816,062	755,863
1,272	CME Canadian Dollar Currency Future	12/19/2023	93,918,120	655,420
154	CME E-Mini NASDAQ 100 Index Future	12/15/2023	45,788,820	50,965
1,558	CME E-mini Russell 2000 Index Futures	12/15/2023	140,110,940	144,995
51	CME E-Mini Standard & Poor’s MidCap 400 Index	12/15/2023	12,854,040	67,680
776	CME Euro Foreign Exchange Currency Future	12/18/2023	102,941,250	199,969
1,994	CME Japanese Yen Currency Future	12/18/2023	168,929,188	1,451,418
318	CME Swiss Franc Currency Future	12/18/2023	43,788,600	553,788
1,108	COMEX Copper Future(c)	12/27/2023	103,528,750	(1,476,150)
3,761	COMEX Gold 100 Troy Ounces Future(c)	12/27/2023	701,840,210	21,064,800
258	COMEX Silver Future(c)	12/27/2023	28,960,500	513,450
520	E-mini Dow Jones Industrial Average Index Futures	12/15/2023	87,685,000	373,050
8,849	Eurex 10 Year Euro BUND Future	12/07/2023	1,203,441,548	21,649,251
13,219	Eurex 2 Year Euro SCHATZ Future	12/07/2023	1,467,240,522	4,687,021
2,763	Eurex 30 Year Euro BUXL Future	12/07/2023	357,416,936	22,090,475
16,026	Eurex 5 Year Euro BOBL Future	12/07/2023	1,961,105,296	16,252,507
225	Eurex DAX Index Future	12/15/2023	92,328,735	2,087,389
5,487	Euro-BTP Italian Bond Futures	12/07/2023	636,524,485	21,348,741
5,923	French Government Bond Futures	12/07/2023	771,448,990	17,413,395
305	FTSE 100 Index Future	12/15/2023	28,544,214	(213,809)
284	FTSE/MIB Index Future	12/15/2023	42,458,886	591,678
2,708	HKG Hang Seng China Enterprises Index Future	10/30/2023	106,874,625	(1,033,007)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
848	HKG Hang Seng Index Future	10/30/2023	$96,861,037	$(947,653)
219	ICE US mini MSCI EAFE Index Futures	12/15/2023	22,354,425	628,425
717	ICE US MSCI Emerging Markets EM Index Futures	12/15/2023	34,254,675	553,800
75	KCBT Hard Red Winter Wheat Future(c)	12/14/2023	2,489,063	88,512
4,696	KFE KOSPI 200 Index Future	12/14/2023	285,729,291	6,751,238
106	LME Copper Future(c)	12/18/2023	21,915,500	(325,565)
20	LME Lead Future(c)	12/18/2023	1,085,500	747
53	LME Nickel Future(c)	12/18/2023	5,934,198	471,606
5,393	Long Gilt Future	12/27/2023	619,531,122	(269,471)
3,652	Montreal Exchange 10 Year Canadian Bond Future	12/18/2023	309,558,517	5,171,607
547	Montreal Exchange S&P/TSX 60 Index Future	12/14/2023	94,745,568	3,343,154
253	NYBOT CSC C Coffee Future(c)	12/18/2023	13,865,981	1,100,719
288	NYBOT CSC Cocoa Future(c)	12/13/2023	9,843,840	376,570
42	NYBOT CSC Number 11 World Sugar Future(c)	02/29/2024	1,245,619	(2,083)
41	NYMEX Henry Hub Natural Gas Futures(c)	01/29/2024	1,433,770	(11,210)
16	NYMEX Henry Hub Natural Gas Futures(c)	02/27/2024	515,200	(6,240)
22	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	12/29/2023	2,147,099	6,014
3	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	01/31/2024	292,118	1,563
197	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	10/31/2023	19,853,463	644,259
137	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	11/30/2023	13,519,598	106,861
87	SAFEX FTSE/JSE Top 40 Index Future	12/21/2023	3,099,266	13,963
3,390	SFE 10 Year Australian Bond Future	12/15/2023	244,013,708	2,121,422
2,616	SFE 3 Year Australian Bond Future	12/15/2023	177,148,824	947,624
5,746	SGX FTSE China A50 Futures Contract	10/30/2023	72,388,108	(319,562)
3,341	TEF SET50 Index Future	12/28/2023	16,467,557	273,093
327	Three Month SONIA Index Futures	09/17/2024	94,490,337	672,872
100	Three Month SONIA Index Futures	09/16/2025	29,114,206	(22,144)
219	Three Month SONIA Index Futures	12/17/2024	63,406,092	566,607
264	Three Month SONIA Index Futures	12/16/2025	76,946,051	(96,121)
220	Three Month SONIA Index Futures	03/18/2025	63,833,175	523,769
133	Three Month SONIA Index Futures	03/17/2026	38,798,968	(23,744)
4,725	Ultra U.S. Treasury Bond Futures	12/19/2023	560,798,438	38,212,062
	TOTAL FUTURES CONTRACTS			$256,956,600

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy:
British Pound	10/02/2023	Deutsche Bank	85,460,000	$104,262,742	$586
Euro	10/02/2023	Deutsche Bank	40,240,000	42,541,494	37,396
Israeli Shekel	10/02/2023	Bank Of America Merrill Lynch	32,490,000	8,517,499	60,966
Japanese Yen	10/02/2023	Deutsche Bank	32,539,999,999	217,744,795	(205,773)
Mexican Peso	10/02/2023	Deutsche Bank	525,010,000	30,119,327	304,963
New Zealand Dollar	10/02/2023	Bank Of America Merrill Lynch	107,120,000	64,209,072	553,787
Norwegian Krone	10/02/2023	Bank Of America Merrill Lynch	425,250,000	39,752,020	114,481
Polish Zloty	10/02/2023	Bank Of America Merrill Lynch	22,740,000	5,205,805	27,590
Singapore Dollar	10/02/2023	Bank Of America Merrill Lynch	20,770,000	15,192,966	(3,446)
South African Rand	10/02/2023	Bank Of America Merrill Lynch	117,860,000	6,224,780	43,613
Swedish Krona	10/02/2023	Bank Of America Merrill Lynch	125,660,000	11,502,113	(4,366)
Swiss Franc	10/02/2023	Bank Of America Merrill Lynch	14,390,000	15,720,076	9,683
Australian Dollar	10/03/2023	Bank Of America Merrill Lynch	110,010,000	70,718,695	355,570
British Pound	10/03/2023	Deutsche Bank	42,040,000	51,289,560	(53,870)
Canadian Dollar	10/03/2023	Deutsche Bank	74,600,000	54,924,019	(55,861)
Euro	10/03/2023	Deutsche Bank	110,030,000	116,323,078	(302,622)
Israeli Shekel	10/03/2023	Bank Of America Merrill Lynch	19,340,000	5,070,127	(10,389)
Japanese Yen	10/03/2023	Deutsche Bank	5,806,000,000	38,851,452	(104,804)
Mexican Peso	10/03/2023	Deutsche Bank	1,475,250,000	84,633,697	(99,339)
New Zealand Dollar	10/03/2023	Bank Of America Merrill Lynch	31,950,000	19,151,229	(6,536)
Norwegian Krone	10/03/2023	Bank Of America Merrill Lynch	166,600,000	15,573,630	(45,305)
Polish Zloty	10/03/2023	Bank Of America Merrill Lynch	117,780,000	26,963,052	3,880
Singapore Dollar	10/03/2023	Bank Of America Merrill Lynch	29,870,000	21,849,489	(41,678)
South African Rand	10/03/2023	Bank Of America Merrill Lynch	501,780,000	26,501,530	(117,390)
Swedish Krona	10/03/2023	Bank Of America Merrill Lynch	212,130,000	19,417,023	(42,660)
Swiss Franc	10/03/2023	Bank Of America Merrill Lynch	141,070,000	154,109,176	(715,741)
Australian Dollar	10/04/2023	Bank Of America Merrill Lynch	44,840,000	28,825,989	(118,721)
Australian Dollar	10/18/2023	Bank Of America Merrill Lynch	517,560,000	332,897,884	460,625
Brazilian Real	10/18/2023	Bank Of America Merrill Lynch	1,207,840,000	239,750,709	(3,342,376)
British Pound	10/18/2023	Deutsche Bank	324,370,000	395,774,920	(9,709,591)
Canadian Dollar	10/18/2023	Deutsche Bank	652,280,000	480,342,243	(2,381,129)
Chilean Peso	10/18/2023	Bank Of America Merrill Lynch	13,004,999,999	14,593,850	(51,856)
Euro	10/18/2023	Deutsche Bank	683,350,000	722,893,641	(9,748,015)
Indian Rupee	10/18/2023	Bank Of America Merrill Lynch	22,126,030,000	265,890,478	(823,572)
Israeli Shekel	10/18/2023	Bank Of America Merrill Lynch	217,690,000	57,109,780	(81,995)
Japanese Yen	10/18/2023	Deutsche Bank	58,542,999,994	392,813,459	(6,679,432)
Mexican Peso	10/18/2023	Deutsche Bank	5,428,119,998	310,586,397	(2,610,206)
New Zealand Dollar	10/18/2023	Bank Of America Merrill Lynch	691,970,000	414,779,249	3,655,880
Norwegian Krone	10/18/2023	Bank Of America Merrill Lynch	2,121,170,000	198,367,659	(559,562)
Polish Zloty	10/18/2023	Bank Of America Merrill Lynch	1,198,760,000	274,308,561	(7,138,242)
Singapore Dollar	10/18/2023	Bank Of America Merrill Lynch	278,440,000	203,812,835	(686,843)
South African Rand	10/18/2023	Bank Of America Merrill Lynch	5,206,489,999	274,605,402	444,447
South Korean Won	10/18/2023	Bank Of America Merrill Lynch	134,284,999,981	99,384,999	(1,690,240)
Swedish Krona	10/18/2023	Bank Of America Merrill Lynch	1,407,970,000	128,957,418	2,023,674

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Buy: (continued)
Swiss Franc	10/18/2023	Bank Of America Merrill Lynch	445,140,000	$487,083,200	$(9,864,276)
Polish Zloty	11/15/2023	Bank Of America Merrill Lynch	51,010,000	11,663,644	(6,544)
				$6,600,810,763	$(49,205,239)
To Sell:
British Pound	10/02/2023	Deutsche Bank	85,460,000	$104,262,745	$(88,031)
Euro	10/02/2023	Deutsche Bank	40,240,000	42,541,495	(147,377)
Israeli Shekel	10/02/2023	Bank Of America Merrill Lynch	32,490,000	8,517,497	(68,972)
Japanese Yen	10/02/2023	Deutsche Bank	32,540,000,000	217,744,792	35,450
Mexican Peso	10/02/2023	Deutsche Bank	525,010,000	30,119,328	(388,512)
New Zealand Dollar	10/02/2023	Bank Of America Merrill Lynch	107,120,000	64,209,075	(301,283)
Norwegian Krone	10/02/2023	Bank Of America Merrill Lynch	425,250,000	39,752,018	(33,675)
Polish Zloty	10/02/2023	Bank Of America Merrill Lynch	22,740,000	5,205,806	(34,037)
Singapore Dollar	10/02/2023	Bank Of America Merrill Lynch	20,770,000	15,192,966	(53,462)
South African Rand	10/02/2023	Bank Of America Merrill Lynch	117,860,000	6,224,782	(84,024)
Swedish Krona	10/02/2023	Bank Of America Merrill Lynch	125,660,000	11,502,111	(51,593)
Swiss Franc	10/02/2023	Bank Of America Merrill Lynch	14,390,000	15,720,075	(46,634)
Australian Dollar	10/03/2023	Bank Of America Merrill Lynch	110,010,000	70,718,694	(61,471)
British Pound	10/03/2023	Deutsche Bank	42,040,000	51,289,557	177,306
Canadian Dollar	10/03/2023	Deutsche Bank	74,600,000	54,924,019	273,316
Euro	10/03/2023	Deutsche Bank	110,030,000	116,323,077	87,653
Israeli Shekel	10/03/2023	Bank Of America Merrill Lynch	19,340,000	5,070,125	(7,168)
Japanese Yen	10/03/2023	Deutsche Bank	5,806,000,000	38,851,449	19,266
Mexican Peso	10/03/2023	Deutsche Bank	1,475,249,999	84,633,699	9,225
New Zealand Dollar	10/03/2023	Bank Of America Merrill Lynch	31,950,000	19,151,232	46,245
Norwegian Krone	10/03/2023	Bank Of America Merrill Lynch	166,600,000	15,573,629	66,752
Polish Zloty	10/03/2023	Bank Of America Merrill Lynch	117,780,000	26,963,051	44,038
Singapore Dollar	10/03/2023	Bank Of America Merrill Lynch	29,870,000	21,849,489	35,540
South African Rand	10/03/2023	Bank Of America Merrill Lynch	501,780,000	26,501,532	113,861
Swedish Krona	10/03/2023	Bank Of America Merrill Lynch	212,130,000	19,417,023	92,403
Swiss Franc	10/03/2023	Bank Of America Merrill Lynch	141,070,000	154,109,178	144,583
Australian Dollar	10/04/2023	Bank Of America Merrill Lynch	44,840,000	28,825,989	83,240
Australian Dollar	10/18/2023	Bank Of America Merrill Lynch	865,310,000	556,572,896	1,325,557
Brazilian Real	10/18/2023	Bank Of America Merrill Lynch	460,210,000	91,349,580	102,865
British Pound	10/18/2023	Deutsche Bank	1,361,680,000	1,661,432,304	18,612,934
Canadian Dollar	10/18/2023	Deutsche Bank	1,226,930,000	903,517,369	(142,816)
Chilean Peso	10/18/2023	Bank Of America Merrill Lynch	23,372,000,000	26,227,405	462,156
Euro	10/18/2023	Deutsche Bank	1,141,200,000	1,207,238,201	9,596,596
Indian Rupee	10/18/2023	Bank Of America Merrill Lynch	16,795,370,000	201,831,430	(26,259)
Israeli Shekel	10/18/2023	Bank Of America Merrill Lynch	210,470,000	55,215,650	(118,494)
Japanese Yen	10/18/2023	Deutsche Bank	210,062,999,987	1,409,486,594	17,722,658
Mexican Peso	10/18/2023	Deutsche Bank	4,886,309,999	279,585,091	(582,831)
New Zealand Dollar	10/18/2023	Bank Of America Merrill Lynch	701,510,000	420,497,697	(3,599,277)
Norwegian Krone	10/18/2023	Bank Of America Merrill Lynch	3,630,330,000	339,501,343	(199,636)
Polish Zloty	10/18/2023	Bank Of America Merrill Lynch	1,198,760,000	274,308,561	3,894,720
Singapore Dollar	10/18/2023	Bank Of America Merrill Lynch	335,750,000	245,762,674	788,849
South African Rand	10/18/2023	Bank Of America Merrill Lynch	3,814,239,999	201,174,095	(2,405,603)
South Korean Won	10/18/2023	Bank Of America Merrill Lynch	222,449,999,992	164,636,370	2,701,873
Swedish Krona	10/18/2023	Bank Of America Merrill Lynch	5,063,129,999	463,737,269	(2,359,200)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
To Sell: (continued)
Swiss Franc	10/18/2023	Bank Of America Merrill Lynch	850,660,000	$930,813,214	$12,838,708
				$10,728,082,176	$58,475,439

Total					$9,270,200

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 4.8%
26,500	Textron, Inc.	$2,070,710
3,850	TransDigm Group, Inc.(a),(b)	3,246,051
		5,316,761
	APPAREL & TEXTILE PRODUCTS - 3.0%
6,450	Deckers Outdoor Corporation(a)	3,315,881

	ASSET MANAGEMENT - 3.6%
44,800	Apollo Global Management, Inc.	4,021,248

	AUTOMOTIVE - 4.5%
67,175	BorgWarner, Inc.	2,711,855
118,400	Stellantis N.V.(b)	2,264,992
		4,976,847
	BANKING - 2.7%
75,950	HSBC Holdings plc - ADR(b)	2,996,987

	BIOTECH & PHARMA - 9.7%
40,700	Merck & Co., Inc.	4,190,064
50,775	Sanofi - ADR	2,723,571
10,925	Vertex Pharmaceuticals, Inc.(a)	3,799,060
		10,712,695
	CONSTRUCTION MATERIALS - 1.9%
5,225	Martin Marietta Materials, Inc.	2,144,758

	ELECTRICAL EQUIPMENT - 2.9%
37,750	Amphenol Corporation, Class A	3,170,623

	ENGINEERING & CONSTRUCTION - 7.0%
41,975	Quanta Services, Inc.	7,852,262

	FOOD - 2.6%
31,225	Lamb Weston Holdings, Inc.	2,887,064

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.3%
26,675	AmerisourceBergen Corporation	$4,800,700

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
10,000	CME Group, Inc.	2,002,200

	INSURANCE - 2.9%
45,975	Brown & Brown, Inc.	3,210,894

	INTERNET MEDIA & SERVICES - 2.7%
86,450	Trip.com Group Ltd. - ADR(a)	3,023,157

	LEISURE FACILITIES & SERVICES - 2.3%
27,150	Texas Roadhouse, Inc.(b)	2,609,115

	OIL & GAS PRODUCERS - 2.6%
71,500	EQT Corporation	2,901,470

	RETAIL - DISCRETIONARY - 5.8%
51,500	Builders FirstSource, Inc.(a)	6,411,234

	SEMICONDUCTORS - 10.4%
8,575	KLA Corporation	3,933,010
82,050	ON Semiconductor Corporation(a),(b)	7,626,547
		11,559,557
	SOFTWARE - 8.0%
4,825	HubSpot, Inc.(a)	2,376,313
4,300	Intuit, Inc.	2,197,042
13,650	Microsoft Corporation	4,309,987
		8,883,342
	SPECIALTY REITS - 2.8%
51,500	Iron Mountain, Inc.	3,061,675

	TECHNOLOGY HARDWARE - 8.5%
141,600	Flex Ltd.(a)	3,820,368

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 8.5% (Continued)
13,150	Motorola Solutions, Inc.	$3,579,956
58,000	Pure Storage, Inc., Class A(a)	2,065,960
		9,466,284
	TECHNOLOGY SERVICES - 4.5%
24,725	Booz Allen Hamilton Holding Corporation	2,701,701
10,200	Visa, Inc., Class A(b)	2,346,102
		5,047,803

	TOTAL COMMON STOCKS (Cost $91,776,395)	110,372,557

	SHORT-TERM INVESTMENTS — 17.4%
	COLLATERAL FOR SECURITIES LOANED - 17.1%
18,997,557	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $18,997,557)(c)(d)(e)	18,997,557

	MONEY MARKET FUND - 0.3%
366,465	First American Treasury Obligations Fund, Class X, 5.26% (Cost $366,465)(c)	366,465

	TOTAL SHORT-TERM INVESTMENTS (Cost$19,364,022)	19,364,022

	TOTAL INVESTMENTS - 116.7% (Cost $111,140,417)	$129,736,579
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.7)%	(18,613,005)
	NET ASSETS - 100.0%	$111,123,574

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $18,474,489 at September 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $18,997,557 at September 30, 2023.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 3.4%
	FIXED INCOME - 3.4%
235,928	Invesco Senior Loan ETF	$4,952,129
111,697	SPDR Blackstone Senior Loan ETF	4,683,455
		9,635,584

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,551,718)	9,635,584

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 6.6%
	CLO — 6.6%
500,000	Alinea CLO Ltd. Series 2018-1 E(a),(b)	TSFR3M + 6.262%	11.5880	07/20/31	455,945
500,000	Apidos CLO XXX D(a),(b)	TSFR3M + 5.862%	11.1710	10/18/31	463,595
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	11.0700	04/15/30	427,734
835,000	BlueMountain CLO Ltd. Series 2015-4A DR(a),(b)	TSFR3M + 3.212%	8.5380	04/20/30	755,653
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.5630	10/25/30	424,772
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	10.6200	07/15/31	403,666
500,000	BlueMountain Fuji US Clo I Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.262%	11.5880	07/20/29	418,928
500,000	BlueMountain Fuji US Clo III Ltd. Series 2017-3A E(a),(b)	TSFR3M + 5.462%	10.7700	01/15/30	426,991
750,000	Burnham Park Clo Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	10.9880	10/20/29	690,344
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	10.9700	04/17/31	408,528
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.262%	11.5880	04/20/31	441,015
500,000	CARLYLE US CLO Ltd. Series 2017-5A D(a),(b)	TSFR3M + 5.562%	10.8880	01/20/30	430,530
500,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	10.9700	04/17/30	420,280
500,000	Flatiron Clo 17 Ltd. Series 2017-1A ER(a),(b)	TSFR3M + 6.162%	11.5260	05/15/30	483,135
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	10.8380	04/20/31	457,874
500,000	GoldenTree Loan Management US CLO 1 Ltd. Series 2021-9A E(a),(b)	TSFR3M + 5.012%	10.3380	01/20/33	467,096
500,000	GoldenTree Loan Management US CLO 2 Ltd. Series 2017-2A E(a),(b)	TSFR3M + 4.962%	10.2880	11/28/30	472,354
750,000	GoldenTree Loan Opportunities X Ltd. Series 2015-10A ER(a),(b)	TSFR3M + 5.912%	11.2380	07/20/31	732,604
500,000	Grippen Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 5.962%	11.2880	01/20/30	470,631
500,000	KKR CLO Ltd. Series 13 ER(a),(b)	TSFR3M + 5.212%	10.5200	01/16/28	499,849
500,000	KKR Financial CLO Ltd. Series 2013-1 DR(a),(b)	TSFR3M + 6.342%	11.6500	04/15/29	482,802
500,000	Magnetite XV Ltd. Series 2015-15A ER(a),(b)	TSFR3M + 5.462%	10.8130	07/25/31	479,257
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(a),(b)	TSFR3M + 6.182%	11.5150	10/21/30	474,448
750,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A E(a),(b)	TSFR3M + 6.282%	11.6020	04/19/30	711,471
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A E(a),(b)	TSFR3M + 6.162%	11.4720	10/18/30	472,133

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.6% (Continued)
	CLO — 6.6% (Continued)
500,000	Octagon Investment Partners 18-R Ltd. Series 2018-18A C(a),(b)	TSFR3M + 2.962%	8.2700	04/16/31	$468,107
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	10.9700	07/15/30	418,243
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.662%	11.0130	07/25/30	454,295
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	10.7630	01/25/31	410,237
500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	11.0570	01/22/30	424,881
500,000	OHA Credit Partners XV Ltd. Series 2017-15A E(a),(b)	TSFR3M + 5.562%	10.8880	01/20/30	472,627
500,000	Palmer Square CLO Ltd. Series 2014-1A DR2(a),(b)	TSFR3M + 5.962%	11.2700	01/17/31	476,546
500,000	Palmer Square CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.862%	11.1700	07/16/31	479,155
550,000	Regatta XI Funding Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	11.0700	07/17/31	512,067
500,000	RR 5 Ltd. Series 2018-5A D(a),(b)	TSFR3M + 6.012%	11.3200	10/15/31	458,067
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	11.4880	04/20/31	460,754
500,000	Wellfleet CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.312%	11.6380	04/20/29	407,153
500,000	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	12.6380	07/20/29	316,892
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	11.6580	10/20/31	405,464
500,000	Wellfleet CLO Ltd. Series 2018-3A D(a),(b)	TSFR3M + 6.512%	11.8380	01/20/32	391,620
					18,927,743
	TOTAL ASSET BACKED SECURITIES (Cost $19,892,010)				18,927,743

	CORPORATE BONDS — 3.2%
	ASSET MANAGEMENT — 0.0%(c)
50,000	NFP Corporation(a)		8.5000	10/01/31	50,129

	AUTOMOTIVE — 0.6%
1,472,000	Ford Motor Credit Company, LLC		7.3500	03/06/30	1,492,148

	CABLE & SATELLITE — 0.7%
27,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	25,210
994,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	02/01/31	792,197
1,250,000	Virgin Media Secured Finance PLC(a)		5.5000	05/15/29	1,114,860
					1,932,267
	COMMERCIAL SUPPORT SERVICES — 0.0%(c)
98,000	Williams Scotsman, Inc.(a)		7.3750	10/01/31	97,480

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.2% (Continued)
	ELECTRIC UTILITIES — 0.4%
1,500,000	Calpine Corporation(a)	5.0000	02/01/31	$1,214,839

	HEALTH CARE FACILITIES & SERVICES — 0.3%
34,000	Star Parent, Inc.(a)	9.0000	10/01/30	34,397
720,000	Tenet Healthcare Corporation(a)	6.7500	05/15/31	695,330
				729,727
	MEDICAL EQUIPMENT & DEVICES — 0.3%
83,000	Bausch & Lomb Escrow Corporation(a)	8.3750	10/01/28	83,394
1,000,000	Mozart Debt Merger Sub, Inc.(a)	3.8750	04/01/29	846,370
				929,764
	OIL & GAS PRODUCERS — 0.1%
34,000	Laredo Petroleum, Inc.	10.1250	01/15/28	34,664
69,000	Laredo Petroleum, Inc.(a)	7.7500	07/31/29	64,255
71,000	Martin Midstream Partners, L.P. / Martin Midstream(a)	11.5000	02/15/28	72,227
74,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	73,318
				244,464
	RETAIL - DISCRETIONARY — 0.3%
900,000	Metis Merger Sub, LLC(a)	6.5000	05/15/29	761,445

	SOFTWARE — 0.2%
725,000	Central Parent, Inc. / Central Merger Sub, Inc.(a)	7.2500	06/15/29	703,509

	SPECIALTY FINANCE — 0.3%
900,000	Fortress Transportation and Infrastructure(a)	5.5000	05/01/28	816,916
66,000	Macquarie Airfinance Holdings Ltd.(a)	8.1250	03/30/29	66,137
				883,053
	TOTAL CORPORATE BONDS (Cost $9,403,309)			9,038,825

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8%
	ADVERTISING & MARKETING — 0.5% (Continued)
1,017,235	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 4.000%	9.4310	12/21/28	$1,018,512
198,060	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 4.000%	9.4340	12/21/28	198,308
270,000	ABG Intermediate Holdings 2, LLC(b)	SOFRRATE + 6.000%	11.4310	12/10/29	272,700
					1,489,520
	AEROSPACE & DEFENSE — 2.8%
2,650,000	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	9.5930	10/31/28	2,656,387
1,863,573	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 4.000%	9.3150	08/16/28	1,862,026
798,871	Standard Aero Ltd.(b)	TSFR1M + 4.000%	9.3150	08/16/28	798,208
2,593,500	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.4920	08/10/28	2,597,753
					7,914,374
	APPAREL & TEXTILE PRODUCTS — 0.1%
213,508	Crocs, Inc.(b)	TSFR1M + 3.000%	8.4310	02/19/29	214,382

	ASSET MANAGEMENT — 2.6%
2,895,020	Advisor Group Holdings, Inc.(b)	TSFR1M + 4.500%	9.8720	08/10/28	2,897,060
700,000	Edelman Financial Center, LLC (The)(b)	TSFR1M + 6.750%	12.1960	07/20/26	699,125
263,000	FinCompany I, LLC(b)	TSFR1M + 3.000%	8.3690	06/27/29	263,275
182,000	Focus Financial Partners, LLC(b)	TSFR1M + 3.500%	8.5430	06/30/28	182,049
1,414,987	Focus Financial Partners, LLC(b)	TSFR1M + 3.250%	8.5810	06/30/28	1,413,120
208,000	GIP Pilot Acquisition Partners, L.P.(b)	TSFR1M + 3.000%	8.8290	09/15/30	207,740
1,243,675	Guggenheim Partners Investment Management(b)	TSFR1M + 3.250%	8.4920	12/07/29	1,247,008
600,000	Victory Capital Holdings, Inc.(b)	TSFR1M + 2.250%	7.6610	07/01/26	600,564
					7,509,941
	AUTOMOTIVE — 1.2%
591,000	Clarios Global, L.P.(b)	TSFR1M + 3.750%	9.0810	04/20/30	590,725
2,498,757	First Brands Group, LLC(b)	SOFRRATE + 5.000%	10.8810	03/24/27	2,471,683
508,355	First Brands Group, LLC(b)	TSFR1M + 6.000%	10.8810	03/30/27	502,956
					3,565,364
	BIOTECH & PHARMA — 0.3%
789,797	Curium Bidco Sarl(b)	TSFR1M + 4.500%	9.8150	07/31/29	789,797

	CABLE & SATELLITE — 1.2%
203,000	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	8.5780	09/18/30	200,293

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	CABLE & SATELLITE — 1.2% (Continued)
2,591,274	Directv Financing, LLC(b)	TSFR1M + 5.000%	10.4460	07/22/27	$2,538,373
700,000	UPC Financing Partnership(b)	TSFR1M + 3.000%	8.3720	01/31/29	691,761
87,000	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	8.3110	03/06/31	85,074
					3,515,501
	CHEMICALS — 1.9%
558,000	Axalta Coating Systems US Holdings, Inc.(b)	TSFR1M + 2.500%	7.8120	12/20/29	559,657
443,547	INEOS US Finance, LLC(b)	TSFR1M + 3.500%	8.9310	02/09/30	440,774
1,000,000	Messer Industries USA, Inc.(b)	TSFR3M + 2.500%	8.0030	10/01/25	1,000,450
1,187,000	Nouryon USA, LLC(b)	TSFR1M + 4.000%	9.3470	03/03/28	1,174,636
196,000	Nouryon USA, LLC(b)	TSFR1M + 4.000%	9.4270	04/03/28	193,958
500,000	Olympus Water US Holding Corporation(b)	TSFR3M + 3.750%	9.2530	10/01/28	494,108
116,525	Olympus Water US Holding Corporation(b)	SOFRRATE + 4.500%	9.8420	11/09/28	116,288
641,359	PQ Group Holdings, Inc.(b)	TSFR1M + 3.500%	8.6920	04/30/28	639,756
950,000	Windsor Holdings III, LLC(b)	TSFR3M + 4.500%	9.8300	06/22/30	948,813
					5,568,440
	COMMERCIAL SUPPORT SERVICES — 5.9%
547,512	Allied Universal Holdco, LLC(b)	TSFR1M + 3.750%	9.1810	05/05/28	529,748
725,000	Amentum Government Services Holdings, LLC(b)	TSFR1M + 8.750%	14.1960	01/31/28	662,773
1,432,530	Amentum Government Services Holdings, LLC(b)	SOFRRATE + 4.000%	9.3310	02/07/29	1,416,421
131,000	Aramark Services, Inc.(b)	TSFR1M + 2.500%	7.9460	06/13/30	131,082
1,200,000	AVSC Holding Corporation(b)	TSFR1M + 3.500%	8.6810	03/01/25	1,160,520
1,088,956	AVSC Holding Corporation(b)	TSFR1M + 4.500%	9.9310	09/26/26	1,059,859
766,245	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.750%	9.0610	09/30/28	766,724
1,205,091	Conservice Midco, LLC(b)	TSFR3M + 4.250%	9.7190	05/07/27	1,207,730
1,435,000	Creative Artists Agency, LLC(b)	TSFR1M + 3.500%	8.8310	11/16/28	1,431,800
74,000	EnergySolutions, LLC(b)	TSFR1M + 4.000%	9.3270	09/18/30	73,630
600,000	Ensemble RCM, LLC(b)	TSFR1M + 3.750%	9.2190	08/01/26	601,341
2,450,000	Garda World Security Corporation(b)	TSFR1M + 4.250%	9.7460	10/30/26	2,452,414
757,604	GFL Environmental, Inc.(b)	TSFR1M + 2.500%	7.8280	05/31/27	757,960
224,557	OMNIA Partners, LLC(b)	TSFR1M + 4.250%	9.4150	07/19/30	225,095
2,390,443	OMNIA Partners, LLC(b)	TSFR1M + 4.250%	9.6010	07/19/30	2,396,168
2,161,731	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.750%	8.1920	09/23/26	2,160,996
					17,034,261

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	CONSTRUCTION MATERIALS — 0.1%
167,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.750%	8.1960	03/18/29	$167,228

	CONSUMER SERVICES — 0.9%
729,349	Fugue Finance, LLC(b)	TSFR1M + 4.500%	9.7640	01/25/28	731,628
1,600,801	KUEHG Corporation(b)	TSFR1M + 5.000%	10.2420	05/31/30	1,606,052
151,000	Learning Care Group US No 2, Inc.(b)	TSFR1M + 4.750%	10.1170	08/08/28	151,189
					2,488,869
	CONTAINERS & PACKAGING — 1.3%
1,550,000	Charter Next Generation, Inc.(b)	TSFR1M + 3.750%	8.6720	12/01/27	1,538,050
600,000	Proampac PG Borrower, LLC(b)	TSFR1M + 4.500%	9.8320	09/26/28	598,050
1,612,971	Reynolds Group Holdings, Inc.(b)	TSFR1M + 3.250%	8.6960	02/16/26	1,614,229
					3,750,329
	E-COMMERCE DISCRETIONARY — 0.1%
223,326	Olaplex, Inc.(b)	SOFRRATE + 3.750%	8.9310	02/17/29	188,152

	ELECTRIC UTILITIES — 1.5%
1,206,543	Calpine Construction Finance Company, L.P.(b)	TSFR1M + 2.250%	7.5810	07/20/30	1,201,801
1,215,462	Calpine Corporation(b)	TSFR1M + 2.500%	7.9460	12/16/27	1,216,399
1,124,077	Granite Generation, LLC(b)	TSFR1M + 3.750%	9.1960	11/07/26	1,104,344
841,528	Vistra Operations Company, LLC(b)	TSFR1M + 1.750%	7.1960	12/31/25	842,184
					4,364,728
	ELECTRICAL EQUIPMENT — 0.9%
1,474,538	Brookfield WEC Holdings, Inc.(b)	TSFR1M + 2.750%	8.1960	08/01/25	1,475,393
1,000,000	Brookfield WEC Holdings, Inc.(b)	TSFR1M + 3.750%	9.0810	08/01/25	1,003,625
					2,479,018
	ENGINEERING & CONSTRUCTION — 0.4%
1,192,868	VM Consolidated, Inc.(b)	TSFR1M + 3.250%	8.6960	03/26/28	1,194,359

	ENTERTAINMENT CONTENT — 1.5%
681,333	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9460	09/01/27	671,400
2,875,000	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9460	09/01/27	2,800,882
628,921	NEP Group, Inc.(b)	TSFR1M + 4.000%	9.4460	10/20/25	609,006
109,890	Univision Communications, Inc.	SOFRRATE + 4.250%	9.4920	06/08/29	109,917

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	ENTERTAINMENT CONTENT — 1.5% (Continued)
58,000	WMG Acquisition Corporation(b)	TSFR1M + 2.125%	7.5710	01/20/28	$58,051
					4,249,256
	FOOD — 1.9%
3,650,000	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	8.3270	11/08/29	3,657,045
1,447,500	Snacking Investments US, LLC(b)	TSFR1M + 4.000%	5.0000	12/01/26	1,448,180
197,000	Upfield USA Corporation(b)	TSFR1M + 4.750%	10.0750	01/02/28	192,506
					5,297,731
	HEALTH CARE FACILITIES & SERVICES — 4.3%
250,000	ADMI Corporation(b)	TSFR1M + 3.375%	8.8210	12/23/27	232,375
161,732	Eyecare Partners, LLC(b)	TSFR1M + 3.750%	9.2530	02/05/27	115,638
995,410	Eyecare Partners, LLC(b)	TSFR1M + 3.750%	9.2530	10/14/28	703,426
870,456	FC Compassus, LLC(b)	TSFR3M + 4.250%	9.8810	12/31/26	844,072
2,994,628	Heartland Dental, LLC(b)	TSFR1M + 5.000%	10.3310	04/30/28	2,967,258
683,000	LifePoint Health, Inc.(b)	TSFR1M + 5.500%	0.0000	11/16/28	—
544,257	Milano Acquisition Corporation(b)	TSFR3M + 4.000%	9.3420	08/17/27	532,351
38,536	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.0920	02/18/28	34,522
1,380,655	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.1810	02/18/28	1,236,840
615,368	One Call Corporation(b)	TSFR3M + 5.500%	11.1130	04/08/27	499,476
750,000	PetVet Care Centers, LLC(b)	TSFR1M + 3.500%	4.2500	02/14/25	747,656
1,000,000	Phoenix Newco, Inc.(b)	TSFR1M + 3.250%	8.6960	08/11/28	994,205
132,000	Southern Veterinary Partners, LLC(b)	TSFR1M + 4.000%	9.4460	10/02/27	131,360
3,051,870	Star Parent, Inc.(b)	TSFR1M + 4.000%	9.3270	09/19/30	2,988,499
309,190	US Anesthesia Partners, Inc.(b)	TSFR1M + 4.250%	9.6940	09/23/28	284,564
					12,312,242
	HOME & OFFICE PRODUCTS — 0.3%
1,000,000	Osmosis Debt Merger Sub, Inc.(b)	SOFRRATE + 3.750%	8.8040	06/17/28	991,485

	HOME CONSTRUCTION — 0.1%
288,000	Tamko Building Products, LLC(b)	TSFR1M + 3.500%	8.8980	09/13/30	287,101

	HOUSEHOLD PRODUCTS — 0.8%
2,382,882	Sunshine Luxembourg VII Sarl(b)	TSFR3M + 3.750%	9.0920	10/02/26	2,381,893

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
3,416,060	Aretec Group, Inc.(b)	TSFR1M + 4.250%	9.6810	10/01/25	$3,420,330
1,559,528	Armor Holdco, Inc.(b)	TSFR6M + 4.500%	10.0870	10/29/28	1,567,981
496,231	Ascensus Holdings, Inc.(b)	TSFR1M + 3.500%	8.9460	08/02/28	492,822
1,074,520	Ascensus Holdings, Inc.(b)	TSFR3M + 6.500%	12.0300	08/02/29	1,026,172
327,000	Citadel Securities, L.P.(b)	TSFR1M + 2.500%	7.9460	07/26/30	326,771
575,000	Eisner Advisory Group, LLC(b)	TSFR1M + 5.250%	10.6910	07/28/28	574,879
					7,408,955
	INSURANCE — 6.9%
906,165	Acrisure, LLC(b)	TSFR1M + 3.500%	8.9460	01/31/27	895,323
994,901	AmWINS Group, Inc.(b)	TSFR1M + 2.250%	7.6960	02/17/28	990,155
103,688	AssuredPartners, Inc.(b)	SOFRRATE + 3.500%	8.8310	02/13/27	103,525
1,077,659	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.9460	02/13/27	1,076,231
436,579	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.9460	02/13/27	436,852
943,868	AssuredPartners, Inc.(b)	TSFR1M + 4.250%	9.5810	02/13/27	945,642
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6960	01/29/28	2,180,665
600,000	Asurion, LLC(b)	TSFR1M + 4.000%	9.4830	08/17/28	582,936
600,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6960	01/14/29	534,426
1,250,000	Baldwin Risk Partners, LLC(b)	TSFR1M + 3.500%	8.9430	10/14/27	1,242,194
750,000	BroadStreet Partners, Inc.(b)	TSFR1M + 3.000%	8.4460	01/22/27	747,570
1,620,157	BroadStreet Partners, Inc.(b)	TSFR1M + 4.000%	9.3310	01/26/29	1,622,352
593,319	Howden Group Holdings Ltd.(b)	US0001M + 3.250%	8.7500	11/12/27	592,281
3,343,157	HUB International Ltd.(b)	TSFR1M + 4.000%	9.3650	11/10/29	3,352,650
191,000	HUB International Ltd.(b)	TSFR1M + 4.250%	9.5840	06/08/30	191,736
997,500	Hyperion Refinance Sarl(b)	TSFR1M + 4.000%	9.3310	03/24/30	999,061
1,100,000	OneDigital Borrower, LLC(b)	SOFRRATE + 4.250%	6.9770	11/16/27	1,100,457
1,604,201	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	9.0810	02/17/28	1,603,102
500,000	USI, Inc.(b)	TSFR1M + 3.750%	8.3300	11/16/29	500,243
58,000	USI, Inc.(b)	TSFR1M + 3.250%	8.5780	09/14/30	57,928
267,000	USI, Inc.(b)	TSFR1M + 3.250%	8.5780	09/14/30	266,666
					20,021,995
	INTERNET MEDIA & SERVICES — 1.8%
1,724,137	GoDaddy, Inc.(b)	TSFR1M + 3.250%	7.8310	10/21/29	1,727,818
500,000	Knot Worldwide, Inc. (The)(b)	TSFR1M + 4.500%	9.4650	12/21/25	500,000

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	INTERNET MEDIA & SERVICES — 1.8% (Continued)
316,000	Knot Worldwide, Inc. (The)(b)	TSFR1M + 4.500%	0.0000	01/31/28	$—
2,478,742	MH Sub I, LLC(b)	TSFR1M + 4.250%	9.5810	05/03/28	2,402,248
550,000	MH Sub I, LLC(b)	TSFR1M + 6.250%	11.5810	02/23/29	490,446
					5,120,512
	LEISURE FACILITIES & SERVICES — 5.0%
1,756,416	1011778 BC ULC(b)	TSFR1M + 2.250%	7.5660	09/12/30	1,751,849
347,000	Alterra Mountain Company(b)	TSFR1M + 3.750%	9.1810	05/09/30	347,868
499,241	Bally’s Corporation(b)	TSFR3M + 3.250%	8.8380	08/06/28	490,362
146,000	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.750%	10.0790	09/21/30	143,202
2,800,000	Delta 2 Lux Sarl(b)	TSFR1M + 3.250%	8.3310	01/15/30	2,803,149
500,000	Fertitta Entertainment, LLC/NV(b)	SOFRRATE + 4.000%	8.3230	01/13/29	495,808
1,825,000	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	9.6220	07/20/30	1,828,614
3,093,199	Raptor Acquisition Corporation(b)	TSFR1M + 4.000%	9.6580	11/01/26	3,102,029
1,660,864	Stars Group Holdings BV		7.7530	07/29/25	1,661,903
1,668,904	UFC Holdings, LLC(b)	TSFR1M + 2.750%	8.3690	04/29/26	1,668,996
					14,293,780
	MACHINERY — 0.1%
228,000	CPM Holdings, Inc.(b)	TSFR1M + 4.500%	9.8270	09/22/28	227,787
144,638	Filtration Group Corporation(b)	TSFR1M + 4.250%	9.6960	10/19/28	145,019
					372,806
	MEDICAL EQUIPMENT & DEVICES — 1.3%
1,236,624	Bausch + Lomb Corporation(b)	SOFRRATE + 3.250%	8.7550	05/05/27	1,204,335
1,000,000	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	9.3280	09/14/28	988,750
1,505,205	Mozart Borrower, L.P.(b)	TSFR1M + 3.250%	8.6960	09/30/28	1,502,894
					3,695,979
	OIL & GAS PRODUCERS — 2.4%
1,000,000	Buckeye Partners, L.P.(b)	TSFR1M + 2.250%	7.6800	11/01/26	1,000,460
532,786	EG America, LLC(b)	TSFR1M + 4.000%	9.4140	02/05/25	527,679
1,699,932	EG Finco Ltd.(b)	TSFR1M + 4.000%	9.1640	02/05/25	1,683,638
552,111	GIP III Stetson I, L.P.(b)	TSFR1M + 4.250%	9.6810	07/18/25	552,688
713,870	Northriver Midstream Finance, L.P.(b)	TSFR1M + 3.000%	8.3270	08/10/30	712,660
2,300,000	Prairie ECI Acquiror, L.P.(b)	TSFR1M + 4.750%	10.1810	03/07/26	2,299,079
					6,776,204

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	PUBLISHING & BROADCASTING — 1.9%
569,000	Century DE Buyer, LLC(b)	TSFR1M + 4.000%	9.3250	09/27/30	$566,155
3,101,896	Mav Acquisition Corporation(b)	TSFR1M + 4.750%	10.1960	07/21/28	3,049,878
1,005,332	Recorded Books, Inc.(b)	TSFR1M + 4.000%	9.3310	08/31/25	1,006,799
893,506	Sinclair Television Group, Inc.(b)	SOFRRATE + 3.750%	9.1810	04/13/29	628,246
					5,251,078
	RETAIL - DISCRETIONARY — 2.1%
799,000	Belron Finance US, LLC(b)	TSFR1M + 2.750%	8.1600	04/06/29	800,874
1,080,503	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.6960	06/14/28	1,081,103
207,789	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.6960	06/14/28	207,904
500,000	Leslie’s Poolmart, Inc.(b)	TSFR1M + 2.500%	8.1960	03/08/28	493,298
1,350,000	Mavis Tire Express Services TopCo, L.P.(b)	SOFRRATE + 4.000%	9.4460	04/30/28	1,348,312
1,013,398	Michaels Companies, Inc. (The)(b)	TSFR3M + 4.250%	9.7530	04/09/28	927,715
1,268,250	Staples, Inc.(b)	US0003M + 5.000%	10.6340	04/09/26	1,091,012
					5,950,218
	SECURITY SERVICES — 0.1%
242,550	Garda World Security Corporation	SOFRRATE + 4.250%	9.6460	02/11/29	242,816

	SEMICONDUCTORS — 0.2%
489,000	Entegris, Inc.		7.8310	07/06/29	489,560
167,000	MKS Instruments, Inc.		8.1660	04/11/29	167,194
					656,754
	SOFTWARE — 15.2%
924,718	Applied Systems, Inc.(b)	TSFR1M + 4.500%	9.7420	09/19/26	928,593
321,321	Boxer Parent Company, Inc.(b)	TSFR1M + 5.500%	10.9460	03/23/26	321,035
1,140,810	Brave Parent Holdings, Inc.(b)	TSFR3M + 4.000%	9.5190	04/19/25	1,140,097
2,783,524	Camelot Finance S.A.(b)	TSFR1M + 3.000%	8.4460	10/31/26	2,785,262
2,206,628	Camelot Finance S.A.(b)	TSFR1M + 3.000%	8.4460	10/31/26	2,205,712
2,209,506	Central Parent, Inc.(b)	TSFR1M + 4.500%	9.4920	06/09/29	2,212,654
1,714,047	Condor Merger Sub, Inc.(b)	SOFRRATE + 4.000%	9.1800	02/03/29	1,677,083
88,000	Epicor Software Corporation(b)	TSFR1M + 3.750%	9.0660	07/31/27	88,220
851,497	Greeneden US Holdings II, LLC(b)	TSFR1M + 4.000%	9.4460	10/08/27	853,192
256,000	Helios Software Holdings, Inc.(b)	TSFR1M + 4.250%	9.6600	07/13/30	255,232

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	SOFTWARE — 15.2% (Continued)
198,243	HireRight Holdings Corporation(b)	TSFR1M + 4.000%	9.3310	09/21/30	$196,756
1,309,175	HS Purchaser, LLC(b)	SOFRRATE + 4.000%	9.4690	11/30/26	1,257,901
750,000	HS Purchaser, LLC		12.3510	11/19/27	651,563
1,077,397	Idera, Inc.(b)	TSFR1M + 3.750%	9.2720	03/02/28	1,070,663
1,485,000	Imprivata, Inc.(b)	TSFR1M + 4.250%	9.5810	12/01/27	1,488,713
1,035,860	Mediaocean, LLC(b)	TSFR1M + 3.500%	8.9310	12/09/28	994,944
1,143,000	Mitchell International, Inc.(b)	TSFR1M + 3.750%	9.1920	08/01/28	1,126,186
1,594,117	Mitchell International, Inc.(b)	TSFR1M + 3.750%	9.1960	10/01/28	1,570,668
475,000	Mitchell International, Inc.(b)	TSFR1M + 6.500%	11.9460	10/01/29	438,857
1,375,000	Mosel Bidco S.E.(b)	TSFR1M + 4.750%	9.9960	08/01/30	1,376,719
239,413	Motus Group, LLC(b)	TSFR1M + 4.000%	9.1810	12/10/28	237,318
182,000	Project Boost Purchaser, LLC(b)	TSFR1M + 3.500%	8.9340	05/30/26	182,076
1,097,215	Project Sky Merger Sub, Inc.(b)	TSFR1M + 3.750%	9.1810	08/10/28	1,078,014
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	11.4310	08/10/29	1,177,748
1,600,000	Quartz Acquireco, LLC(b)	TSFR1M + 3.500%	8.8200	06/28/30	1,600,000
1,266,000	Rocket Software, Inc.(b)	TSFR1M + 4.750%	10.0750	11/28/28	1,248,991
2,344,125	SolarWinds Holdings, Inc.(b)	TSFR1M + 4.000%	9.0810	02/05/27	2,349,716
1,803,443	SS&C Technologies, Inc.(b)	TSFR1M + 2.250%	7.6810	03/22/29	1,805,282
1,196,557	SS&C Technologies, Inc.(b)	TSFR1M + 2.250%	7.6810	03/22/29	1,197,778
1,690,599	TIBCO Software, Inc.(b)	TSFR3M + 4.500%	9.8420	09/30/28	1,626,500
995,000	TIBCO Software, Inc.(b)	TSFR3M + 4.500%	9.8420	03/30/29	958,464
89,000	UKG, Inc.(b)	TSFR1M + 4.500%	10.0220	05/03/26	89,389
1,291,599	UKG, Inc.(b)	TSFR3M + 5.250%	10.6180	05/03/27	1,292,865
755,984	Ultimate Software Group, Inc. (The)(b)	TSFR3M + 3.750%	9.2190	04/08/26	756,105
2,750,000	Waystar Technologies, Inc.(b)	TSFR1M + 4.000%	9.4460	10/23/26	2,756,448
1,489,006	Weld North Education, LLC(b)	TSFR1M + 3.750%	9.1960	12/17/27	1,462,792
1,350,000	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.500%	8.9460	09/30/26	1,351,829
					43,811,365
	SPECIALTY FINANCE — 1.3%
752,826	Avolon TLB Borrower 1 US, LLC(b)	TSFR1M + 2.500%	7.6500	06/08/28	753,721
1,413,857	Delos Aircraft Leasing DAC(b)	TSFR1M + 2.000%	7.4020	10/31/27	1,416,515
1,500,000	Kestra Advisor Services Holdings A, Inc.(b)	TSFR3M + 4.250%	9.6520	06/04/26	1,499,686
					3,669,922

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	TECHNOLOGY HARDWARE — 0.5%
394,000	Ingram Micro, Inc.(b)	TSFR1M + 3.000%	8.0750	07/02/28	$393,754
968,540	VeriFone Systems, Inc.(b)	TSFR1M + 4.000%	9.6530	08/20/25	896,050
					1,289,804
	TECHNOLOGY SERVICES — 7.7%
207,923	Access CIG, LLC(b)	TSFR1M + 7.750%	13.4160	02/27/26	203,938
2,152,000	Access CIG, LLC(b)	TSFR1M + 5.000%	10.3310	08/15/28	2,127,790
1,173,922	Acuris Finance Us, Inc.(b)	SOFRRATE + 4.000%	9.3920	02/04/28	1,161,009
290,970	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 7.000%	12.4320	05/22/26	284,924
1,863,868	Dun & Bradstreet Corporation (The)(b)	TSFR1M + 2.750%	8.1670	02/08/26	1,863,281
1,396,277	Ensono Holdings, LLC(b)	TSFR1M + 4.000%	9.4460	05/20/28	1,349,501
1,486,757	ION Trading Finance Ltd.(b)	TSFR3M + 4.750%	10.0920	03/26/28	1,469,562
2,736,005	Netsmart, Inc.(b)	TSFR1M + 4.000%	9.4460	10/01/27	2,740,013
772,427	Peraton Corporation(b)	TSFR1M + 3.750%	9.1810	02/24/28	771,786
128,919	Peraton Corporation(b)	TSFR3M + 7.750%	13.2330	02/01/29	126,556
1,969,868	Presidio Holdings, Inc.(b)	TSFR1M + 3.500%	8.9310	12/19/26	1,969,868
399,500	Sabre GLBL, Inc.(b)	TSFR1M + 5.000%	10.4310	06/30/28	355,056
2,623,734	Tempo Acquisition, LLC(b)	TSFR1M + 2.750%	8.0740	08/31/28	2,628,654
4,732,234	Verscend Holding Corporation(b)	TSFR1M + 4.000%	9.4460	08/27/25	4,739,426
147,630	World Wide Technology Holding Company, LLC(b)	TSFR1M + 3.250%	8.6780	02/23/30	147,815
					21,939,179
	TELECOMMUNICATIONS — 1.7%
497,500	Altice France S.A.(b)	TSFR1M + 4.000%	9.6260	01/31/26	470,759
498,750	Altice France S.A.(b)	TSFR1M + 5.500%	10.8080	08/31/28	452,927
2,204,997	CCI Buyer, Inc.(b)	SOFRRATE + 4.000%	9.2420	12/12/27	2,179,740
600,000	Intrado Corporation(b)	TSFR1M + 3.000%	9.3430	01/25/30	601,425
1,621,125	Xplornet Communications, Inc.(b)	TSFR1M + 4.000%	9.4460	09/30/28	1,278,662
					4,983,513
	TRANSPORTATION & LOGISTICS — 1.7%
2,810,431	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 4.750%	10.3380	03/10/28	2,900,196
193,000	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 4.000%	9.2980	03/24/26	193,241
142,642	KKR Apple Bidco, LLC(b)	TSFR1M + 4.000%	9.3310	09/23/28	142,701
1,639,125	WestJet Airlines Ltd.(b)	TSFR3M + 3.000%	8.4200	10/08/26	1,608,391
					4,844,529

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 83.8% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.4%
1,059,581	Quirch Foods Holdings, LLC(b)	SOFRRATE + 4.500%	10.2390	10/27/27	$1,056,768

	WHOLESALE - DISCRETIONARY — 0.3%
400,000	Fastlane Parent Company, Inc.		4.6740	12/19/25	401,502
370,000	Fastlane Parent Company, Inc.(b)	TSFR1M + 4.500%	9.8250	09/27/28	366,531
					768,033
	TOTAL TERM LOANS (Cost $242,553,992)				239,908,181

Shares
	SHORT-TERM INVESTMENTS — 16.6%
	MONEY MARKET FUNDS - 16.6%
47,337,787	First American Treasury Obligations Fund, Class X, 5.26% (Cost $47,337,787)(d)				47,337,787

	TOTAL INVESTMENTS - 113.6% (Cost $328,738,816)				$324,848,120
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.6)%				(38,868,532)
	NET ASSETS - 100.0%				$285,979,588

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 26,439,756 or 9.2% of net assets.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2023.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2023.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	PREFERRED STOCKS — 2.9%
	LEISURE FACILITIES & SERVICES — 2.9%
25,352	FAT Brands, Inc.	$413,745

	TOTAL PREFERRED STOCKS (Cost $563,439)	413,745

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 4.7%
	INTERNET MEDIA & SERVICES — 4.7%
1,000,000	fuboTV, Inc.	3.2500	02/15/26	663,000

	TOTAL CONVERTIBLE BONDS (Cost $870,000)			663,000

	CORPORATE BONDS — 85.7%
	APPAREL & TEXTILE PRODUCTS — 1.9%
300,000	Under Armour, Inc.(a)	3.2500	06/15/26	269,729

	ASSET MANAGEMENT — 2.2%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises(a)	5.2500	05/15/27	308,054

	AUTOMOTIVE — 4.2%
741,000	American Axle & Manufacturing, Inc.	5.0000	10/01/29	600,300

	CHEMICALS — 3.7%
607,000	Rayonier AM Products, Inc.(b)	7.6250	01/15/26	516,991

	CONSUMER SERVICES — 1.9%
300,000	Rent-A-Center, Inc.(b)	6.3750	02/15/29	266,585

	ENGINEERING & CONSTRUCTION — 3.1%
480,000	Tutor Perini Corporation(a),(b)	6.8750	05/01/25	439,882

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 85.7% (Continued)
	HOME CONSTRUCTION — 3.8%
582,000	Beazer Homes USA, Inc.	5.8750	10/15/27	$533,336

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company	4.1250	10/15/30	125,238

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
300,000	Coinbase Global, Inc.(a),(b)	3.6250	10/01/31	199,461

	INTERNET MEDIA & SERVICES — 1.8%
255,000	Uber Technologies, Inc.(b)	8.0000	11/01/26	258,255

	LEISURE FACILITIES & SERVICES — 3.9%
550,000	Odeon Finco plc(b)	12.7500	11/01/27	547,714

	MACHINERY — 3.9%
578,000	Titan International, Inc.	7.0000	04/30/28	540,765

	METALS & MINING — 7.4%
865,000	Coeur Mining, Inc.(a),(b)	5.1250	02/15/29	748,803
300,000	Hecla Mining Company(a)	7.2500	02/15/28	290,655
				1,039,458
	OIL & GAS PRODUCERS — 1.2%
175,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	172,465

	OIL & GAS SERVICES & EQUIPMENT — 7.3%
593,000	Transocean, Inc.(b)	11.5000	01/30/27	622,508
517,000	Transocean, Inc.	6.8000	03/15/38	398,188
				1,020,696
	REAL ESTATE INVESTMENT TRUSTS — 14.9%
400,000	CoreCivic, Inc.(a)	4.7500	10/15/27	353,038
425,000	EPR Properties	3.7500	08/15/29	341,873
651,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	505,422
964,000	Office Properties Income Trust	3.4500	10/15/31	494,209
447,000	Service Properties Trust	5.2500	02/15/26	407,788
				2,102,330

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 85.7% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 4.6%
840,000	Howard Hughes Corporation (The)(b)	4.3750	02/01/31	$645,538

	RETAIL - DISCRETIONARY — 9.2%
420,000	BATH & BODY WORKS INC	6.7500	07/01/36	368,449
1,065,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	6,789
783,000	Kohl’s Corporation	5.5500	07/17/45	441,193
825,000	Nordstrom, Inc.(a)	5.0000	01/15/44	487,844
				1,304,275
	SPECIALTY FINANCE — 3.9%
557,000	Enova International, Inc.(a),(b)	8.5000	09/15/25	545,061

	STEEL — 4.5%
653,000	United States Steel Corporation(a)	6.6500	06/01/37	634,906

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC(b)(e)(f)(g)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $16,654,479)			12,071,039

Shares
	SHORT-TERM INVESTMENTS — 34.7%
	COLLATERAL FOR SECURITIES LOANED - 29.9%
4,207,180	Mount Vernon Liquid Assets Portfolio, 5.50% (Cost $4,207,180)(c)(d)			4,207,180

	MONEY MARKET FUNDS - 4.8%
679,067	First American Treasury Obligations Fund, Class X, 5.26% (Cost $679,067)(d)			679,067

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,886,247)			4,886,247

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Fair Value

TOTAL INVESTMENTS - 128.0% (Cost $22,974,165)	$18,034,031
LIABILITIES IN EXCESS OF OTHER ASSETS - (28.0)%	(3,947,070)
NET ASSETS - 100.0%	$14,086,961

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,144,639 at September 30, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 4,790,798 or 34.0% of net assets.

(c)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(e)	Illiquid security. The total fair value of these securities as of September 30, 2023 was $0, representing 0% of net assets.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 32.3%
	ASSET MANAGEMENT - 11.8%
3,300	Apollo Global Management, Inc.	$296,208
35,292	Compass Diversified Holdings	662,431
99,131	PennantPark Investment Corporation	652,282
42,466	SuRo Capital Corporation(a)	153,727
49,500	US Global Investors, Inc., Class A	141,075
		1,905,723
	AUTOMOTIVE - 0.5%
6,200	Ford Motor Company	77,004

	BUSINESS DEVELOPMENT COMPANIES - 6.6%
12,128	Main Street Capital Corporation(b)	492,761
95,140	Prospect Capital Corporation(b)	575,597
		1,068,358
	ENTERTAINMENT CONTENT - 0.2%
3,386	Warner Bros Discovery, Inc.(a),(b)	36,772

	FOOD - 1.1%
5,284	Kraft Heinz Company (The)	177,754

	GAMING REIT - 1.4%
7,475	VICI Properties, Inc.(b)	217,523

	INDUSTRIAL REIT - 1.1%
2,390	Innovative Industrial Properties, Inc.(b)	180,827

	MIXED ALLOCATION - 1.5%
28,217	NexPoint Diversified Real Estate Trust	245,770

	TECHNOLOGY HARDWARE - 2.1%
697	Apple, Inc. (a)	119,333
47,154	Pitney Bowes, Inc.(b)	142,405
4,612	Xerox Holdings Corporation	72,362
		334,100

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 32.3% (Continued)
	TECHNOLOGY SERVICES - 1.9%
2,161	International Business Machines Corporation(b)	$303,189
432	Kyndryl Holdings, Inc.(a)	6,523
		309,712
	TELECOMMUNICATIONS - 2.2%
14,000	AT&T, Inc.(b)	210,280
4,561	Verizon Communications, Inc.	147,822
		358,102
	TRANSPORT OPERATIONS & SERVICES - 1.9%
26,000	AFC Gamma, Inc.	305,240

	TOTAL COMMON STOCKS (Cost $7,488,687)	5,216,885

	EXCHANGE-TRADED FUNDS — 1.5%
	FIXED INCOME - 1.5%
3,380	iShares iBoxx High Yield Corporate Bond ETF(b)	249,174

	TOTAL EXCHANGE-TRADED FUNDS (Cost $250,098)	249,174

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 8.8%
	AUTOMOTIVE — 1.9%
350,000	NIO, Inc.	0.5000	02/01/27	307,125

	INTERNET MEDIA & SERVICES — 2.7%
662,000	fuboTV, Inc.	3.2500	02/15/26	438,906

	SPECIALTY FINANCE — 4.2%
717,000	EZCORP, Inc.	2.3750	05/01/25	675,773

	TOTAL CONVERTIBLE BONDS (Cost $1,581,683)			1,421,804

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2%
	ASSET MANAGEMENT — 1.9%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises(b)	5.2500	05/15/27	$308,054

	AUTOMOTIVE — 3.2%
639,000	American Axle & Manufacturing, Inc.	5.0000	10/01/29	517,668

	CHEMICALS — 2.7%
520,000	Rayonier AM Products, Inc.(c)	7.6250	01/15/26	442,892

	HOME CONSTRUCTION — 3.6%
635,000	Beazer Homes USA, Inc.	5.8750	10/15/27	581,904

	INTERNET MEDIA & SERVICES — 2.1%
332,000	Uber Technologies, Inc.(c)	8.0000	11/01/26	336,238

	LEISURE FACILITIES & SERVICES — 3.2%
515,000	Odeon Finco PLC(b),(c)	12.7500	11/01/27	512,860

	MACHINERY — 4.0%
687,000	Titan International, Inc.	7.0000	04/30/28	642,744

	METALS & MINING — 2.9%
534,000	Coeur Mining, Inc.(b),(c)	5.1250	02/15/29	462,266

	OIL & GAS PRODUCERS — 2.1%
350,000	Occidental Petroleum Corporation(b)	6.6000	03/15/46	344,930

	OIL & GAS SERVICES & EQUIPMENT — 9.4%
754,000	Transocean, Inc.(c)	11.5000	01/30/27	791,519
953,000	Transocean, Inc.(b)	6.8000	03/15/38	733,991
				1,525,510
	REAL ESTATE INVESTMENT TRUSTS — 8.2%
778,000	CoreCivic, Inc.	4.7500	10/15/27	686,659
440,000	MPT Operating Partnership, L.P. / MPT Finance(b)	5.0000	10/15/27	341,606
332,000	Service Properties Trust	5.2500	02/15/26	302,876
				1,331,141

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.2% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 2.1%
445,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	$341,982

	RETAIL - DISCRETIONARY — 4.0%
411,000	BATH & BODY WORKS INC	6.7500	07/01/36	360,553
373,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	2,378
528,000	Kohl’s Corporation	5.5500	07/17/45	297,510
				660,441
	SPECIALTY FINANCE — 3.9%
647,000	Enova International, Inc.(b),(c)	8.5000	09/15/25	633,132

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC(c)(f)(g)(h)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 0.9%
200,000	Kyndryl Holdings, Inc.	3.1500	10/15/31	151,651

	TOTAL CORPORATE BONDS (Cost $11,181,808)			8,793,413

Shares
	SHORT-TERM INVESTMENTS — 39.3%
	COLLATERAL FOR SECURITIES LOANED - 37.6%
6,086,516	Mount Vernon Liquid Assets Portfolio, 5.50% (Cost $6,086,516)(d)(e)			6,086,516

	MONEY MARKET FUNDS - 1.7%
268,415	First American Treasury Obligations Fund, Class X, 5.26% (Cost $268,415)(e)			268,415

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,354,931)			6,354,931

	TOTAL INVESTMENTS - 136.1% (Cost $26,857,207)			$22,036,207
	LIABILITIES IN EXCESS OF OTHER ASSETS - (36.1)%			(5,841,229)
	NET ASSETS - 100.0%			$16,194,978

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,946,365 at September 30, 2023.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is 3,520,889 or 21.7% of net assets.

(d)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(f)	Illiquid security. The total fair value of these securities as of September 30, 2023 was $0, representing 0% of net assets.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 95.5%
	FIXED INCOME - 95.5%
252,764	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	$12,595,230
215,165	PGIM Ultra Short Bond ETF(a)	10,648,516
146,723	Vanguard Short-Term Corporate Bond ETF	11,026,233
	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,303,697)	34,269,979

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 8.4%
	CALL OPTIONS PURCHASED - 6.2%
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	$385	$983,204	115,828
217	SPDR S&P 500 ETF Trust	FCS	01/19/2024	435	9,276,316	286,223
76	SPDR S&P 500 ETF Trust	FCS	03/15/2024	400	3,248,848	331,816
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	437	6,839,680	286,720
4	SPDR S&P 500 ETF Trust	FCS	03/15/2024	440	170,992	6,420
125	SPDR S&P 500 ETF Trust	FCS	06/21/2024	410	5,343,500	560,063
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	420	2,137,400	200,250
175	SPDR S&P 500 ETF Trust	FCS	06/21/2024	440	7,480,900	423,675
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,003,201)					2,210,995

	PUT OPTIONS PURCHASED - 2.2%
240	SPDR S&P 500 ETF Trust	FCS	01/19/2024	400	10,259,520	145,440
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	395	6,839,680	119,520
80	SPDR S&P 500 ETF Trust	FCS	03/15/2024	405	3,419,840	77,680
300	SPDR S&P 500 ETF Trust	FCS	06/21/2024	400	12,824,400	372,000
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	405	2,137,400	69,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $824,113)					783,890

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,827,314)					2,994,885

	TOTAL INVESTMENTS - 103.9% (Cost $40,131,011)					$37,264,864
	CALL OPTIONS WRITTEN - (0.8)% (Proceeds - $823,149)					(269,991)
	PUT OPTIONS WRITTEN - (4.0)% (Proceeds - $1,738,564)					(1,442,124)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%					322,153
	NET ASSETS - 100.0%					$35,874,902

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (4.8)%
	CALL OPTIONS WRITTEN- (0.8)%
167	SPDR S&P 500 ETF Trust	FCS	01/19/2024	$455	$7,138,916	$76,319
73	SPDR S&P 500 ETF Trust	FCS	01/19/2024	460	3,120,604	23,652
40	SPDR S&P 500 ETF Trust	FCS	03/15/2024	460	1,709,920	28,120
100	SPDR S&P 500 ETF Trust	FCS	03/15/2024	465	4,274,800	54,400
100	SPDR S&P 500 ETF Trust	FCS	03/15/2024	485	4,274,800	16,700
300	SPDR S&P 500 ETF Trust	FCS	06/21/2024	505	12,824,400	64,500
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	515	2,137,400	6,300
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $823,149)					269,991

	PUT OPTIONS WRITTEN - (4.0)%
23	SPDR S&P 500 ETF Trust	FCS	01/19/2024	385	983,204	9,522
217	SPDR S&P 500 ETF Trust	FCS	01/19/2024	435	9,276,316	342,860
76	SPDR S&P 500 ETF Trust	FCS	03/15/2024	400	3,248,848	65,892
160	SPDR S&P 500 ETF Trust	FCS	03/15/2024	437	6,839,680	311,840
4	SPDR S&P 500 ETF Trust	FCS	03/15/2024	440	170,992	8,560
125	SPDR S&P 500 ETF Trust	FCS	06/21/2024	410	5,343,500	184,250
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	420	2,137,400	86,950
175	SPDR S&P 500 ETF Trust	FCS	06/21/2024	440	7,480,900	432,250
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,738,564)					1,442,124

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $2,561,713)					$1,712,115

ETF	- Exchange-Traded Fund

SPDR	-Standard & Poor’s Depositary Receipt

FCS	- StoneX Group, Inc.

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1%
4,274,377	Adjustable Rate Mortgage Trust Series 2005-12 5A1(a)	TSFR1M + 0.614%	0.9430	03/25/36	$1,215,174
661,208	Alternative Loan Trust Series 2005-11CB 2A6		5.5000	06/25/25	525,404
195,543	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	184,235
391,937	Alternative Loan Trust Series 2005-J1 1A8		5.5000	02/25/35	350,193
235,013	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	208,195
120,711	Alternative Loan Trust Series 2005-3CB 1A4		5.2500	03/25/35	98,163
377,965	Alternative Loan Trust Series 2005-11CB 2A1		5.5000	06/25/35	300,336
107,069	Alternative Loan Trust Series 2005-28CB 3A5		6.0000	08/25/35	46,128
2,398,883	Alternative Loan Trust Series 2005-43 4A3(b)		3.1650	10/25/35	1,947,349
1,856,197	Alternative Loan Trust Series 2005-69 A1(a)	12MTA + 1.000%	5.4300	12/25/35	1,621,303
536,565	Alternative Loan Trust Series 2005-86CB A4		5.5000	02/25/36	311,452
1,079,844	Alternative Loan Trust Series 2006-4CB 2A6		5.5000	04/25/36	812,084
163,670	Alternative Loan Trust Series 2006-4CB 2A3		5.5000	04/25/36	123,086
1,827,946	Alternative Loan Trust Series 2006-9T1 A7		6.0000	05/25/36	755,845
6,027,472	Alternative Loan Trust Series 2006-20CB A7(a),(c)	TSRM1M + 5.385%	0.0660	07/25/36	315,814
777,827	Alternative Loan Trust Series 2006-23CB 1A6		6.0000	08/25/36	686,847
1,425,543	Alternative Loan Trust Series 29T1 2A5		6.0000	10/25/36	794,425
552,236	Alternative Loan Trust Series 2006-29T1 2A7		6.5000	10/25/36	326,767
419,724	Alternative Loan Trust Series 2006-28CB A3		6.5000	10/25/36	230,853
982,136	Alternative Loan Trust Series 2006-32CB A9		6.0000	11/25/36	586,219
1,657,245	Alternative Loan Trust Series 2006-45T1 2A5		6.0000	02/25/37	876,269
641,415	Alternative Loan Trust Series 2007-12T1 A3		6.0000	06/25/37	296,001
489,554	Alternative Loan Trust Series 2006-42 1A5		6.0000	01/25/47	264,699
7,500,000	American Home Mortgage Investment Trust Series 2004-4 6A2(d)		4.1320	02/25/45	6,229,087
196,724	Banc of America Alternative Loan Trust Series 2006-4 3CB4		6.0000	05/25/46	165,597
256,510	Banc of America Alternative Loan Trust Series 2006-5 CB13		6.0000	06/25/46	218,942
333,148	Banc of America Alternative Loan Trust Series 2006-6 2A8		6.0000	07/25/46	265,898
462,055	Banc of America Alternative Loan Trust Series 2006-6 2A10		6.0000	07/25/46	368,784
5,378	Banc of America Funding Trust Series 2004-3 1A11		5.5000	10/25/34	5,010
133,826	Banc of America Funding Trust Series 2005-5 1A10		5.5000	09/25/35	126,854
213,984	Banc of America Funding Trust Series 2005-H 1A1(b)		4.1200	11/20/35	198,702
311,948	Banc of America Funding Trust Series 2010-R8 1A4(e)		5.7500	05/26/36	200,325
54,613	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	43,493
858,713	Banc of America Funding Trust Series 2007-5 CA4		6.0000	07/25/37	706,023
419,600	Banc of America Funding Trust Series 2006-H 2A2(b)		4.2930	09/20/46	337,638
41,779	Banc of America Funding Trust Series 2006-J 2A3(b)		3.8250	01/20/47	35,342

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1% (Continued)
398,072	Banc of America Funding Trust Series 2006-J 4A1(b)		4.4180	01/20/47	$363,099
137,253	Banc of America Funding Trust Series 2007-A 2A2(a)	TSFR1M + 0.534%	5.8590	02/20/47	111,880
421,993	Banc of America Funding Trust Series 2009-R9 3A3(b),(e)		3.5100	11/25/56	284,282
108,838	Banc of America Mortgage Trust Series 2005-A 1A1(b)		3.2590	02/25/35	91,649
47,590	Banc of America Mortgage Trust Series 2005-A 2A1(b)		3.8690	02/25/35	45,319
12,252	Banc of America Mortgage Trust Series 2005-G 4A2(b)		4.3180	08/25/35	10,586
196,092	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	147,298
2,059,337	Banc of America Mortgage Trust Series 2007-2 A1(a)	TSFR1M + 0.464%	5.7840	05/25/37	1,412,447
580,014	Banc of America Mortgage Trust Series 2007-2 A3		6.0000	05/25/37	440,614
807,130	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		4.2540	05/25/35	751,222
430,253	Bear Stearns ALT-A Trust Series 2005-5 24A1(b)		4.3620	07/25/35	372,460
89,207	Bear Stearns ARM Trust Series 2004-7 1A1(b)		2.6250	10/25/34	58,030
79,042	Bear Stearns ARM Trust Series 2005-12 13A1(b)		4.4310	02/25/36	59,588
63,172	Bear Stearns ARM Trust Series 2006-2 3A2(b)		4.2170	07/25/36	55,387
231,276	Bear Stearns ARM Trust Series 2006-4 2A1(b)		4.0960	10/25/36	204,279
299,610	BRAVO Residential Funding Trust Series 2021-NQM2 A2(b),(e)		1.2800	03/25/60	272,192
936,558	BRAVO Residential Funding Trust Series 2021-NQM2 A3(b),(e)		1.4350	03/25/60	851,654
976,909	BRAVO Residential Funding Trust Series 2023-NQM4 A2(d),(e)		6.5870	05/25/63	970,181
182,846	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	170,537
460,948	Chase Mortgage Finance Trust Series 2006-S2 1A19		6.2500	10/25/36	190,120
318,255	Chase Mortgage Finance Trust Series 2006-S3 1A6		6.0000	11/25/36	133,542
631,365	Chase Mortgage Finance Trust Series 2006-S4 A5		6.0000	12/25/36	276,058
203,168	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	116,804
91,125	ChaseFlex Trust Series 2006-1 A4(b)		6.3000	06/25/36	75,622
87,077	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1A A2(a),(e)	TSFR1M + 0.444%	5.7640	01/25/35	81,807
75,171	CHL Mortgage Pass-Through Trust Series 2003-56 M(b)		6.4130	12/25/33	79,040
627,801	CHL Mortgage Pass-Through Trust Series 2003-46 6A1(b)		4.7520	01/19/34	580,356
357,871	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	343,129
619,201	CHL Mortgage Pass-Through Trust Series 2004-HYB6 A3(b)		4.7950	11/20/34	580,796
75,470	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(b)		4.1860	05/20/35	70,106
294,541	CHL Mortgage Pass-Through Trust Series 2005-18 A1		5.5000	10/25/35	166,001
947,938	CHL Mortgage Pass-Through Trust Series 2005-21 A2		5.5000	10/25/35	543,147
281,320	CHL Mortgage Pass-Through Trust Series 2005-24 A36		5.5000	11/25/35	156,155
494,496	CHL Mortgage Pass-Through Trust Series 2005-HYB9 5A1(a)	TSFR12M + 1.750%	6.5370	02/20/36	454,236
401,335	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(b)		4.2560	04/20/36	348,931
936,414	CHL Mortgage Pass-Through Trust Series 2006-12 A1		6.0000	07/25/36	488,511

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1% (Continued)
3,030,267	CHL Mortgage Pass-Through Trust Series 2006-17 A6		4.3020	12/25/36	$1,199,574
1,581,611	CHL Mortgage Pass-Through Trust Series 2007-HYB1(b)		3.7570	03/25/37	1,352,591
296,505	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	249,110
165,930	CHL Mortgage Pass-Through Trust Series 2007-J2 2A5		6.0000	07/25/37	60,054
825,774	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		4.4260	10/25/37	223,807
705,350	CHL Mortgage Pass-Through Trust Series 2007-HY3 4A1(b)		4.6860	06/25/47	693,007
361,571	Citicorp Mortgage Securities Trust Series 2007-7 1A2		6.0000	08/25/37	350,311
4,758,674	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	4,277,340
353,839	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(b)		4.4600	07/25/36	386,536
316,651	Citigroup Mortgage Loan Trust Series 2007-6 1A1A(b)		3.6240	03/25/37	269,087
222,062	Citigroup Mortgage Loan Trust, Inc. Series 2004-1 1A1(a),(e)	TSFR1M + 0.464%	5.7840	02/25/31	213,245
2,983,626	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR7 A3A(b)		3.3460	05/25/47	2,255,000
506,908	CitiMortgage Alternative Loan Trust Series 2007-A1 1A3		6.0000	01/25/37	441,537
1,033,065	CitiMortgage Alternative Loan Trust Series 2007-A1 1A5		6.0000	01/25/37	899,841
131,020	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	114,930
518,937	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-8 3A4		5.5000	04/25/33	490,592
173,119	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR28 6M3(a)	TSFR1M + 2.864%	8.1840	12/25/33	178,237
366,806	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-5 6A3		5.0000	07/25/35	346,001
2,747,263	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-8 2A1		5.5990	09/25/35	859,278
285,225	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-11 8A4		6.0000	12/25/35	216,801
695,709	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-12 1A1		6.5000	01/25/36	164,257
31,783	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	31,269
1,320,582	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		4.3430	11/25/35	721,485
220,569	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	96,335
33,338	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	10/25/24	30,383
4,842,627	CSMC Mortgage-Backed Trust Series 2006-3 5A7		3.3710	04/25/36	1,272,712
1,705,594	CSMC Mortgage-Backed Trust Series 2006-5 3A6		3.6070	06/25/36	348,415
1,878,843	CSMC Mortgage-Backed Trust Series 2006-5 3A1		3.7510	06/25/36	380,987
1,582,908	CSMC Mortgage-Backed Trust Series 2006-5 3A3		3.7510	06/25/36	320,978
669,585	CSMC Mortgage-Backed Trust Series 2006-5 3A4		3.7510	06/25/36	135,777
2,999,157	CSMC Mortgage-Backed Trust Series 2006-7 9A5		2.4050	08/25/36	573,890
5,326,057	CSMC Mortgage-Backed Trust Series 2006-9 4A1		6.0000	11/25/36	3,437,091

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1% (Continued)
3,258,379	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(a)	TSFR1M + 0.224%	5.5440	08/25/37	$2,792,956
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2 M1(d)		5.5900	01/25/34	91,316
454,915	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(a)	TSFR1M + 0.914%	6.2420	11/19/44	423,044
45,036	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(b)		6.0590	09/25/34	42,305
8,548	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(b)		6.1790	08/25/35	6,402
17,058	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(b)		5.8690	05/25/30	16,796
147,646	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(b)		5.0180	11/25/37	113,500
19,019	GMACM Mortgage Loan Trust Series 2005-AR1 4A(b)		0.0001	03/18/35	18,660
338,915	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	284,473
101,955	GSMPS Mortgage Loan Trust Series 1998-5 A(b),(e)		7.5000	06/19/27	99,041
169,833	GSMPS Mortgage Loan Trust Series 1999-2 A(b),(e)		8.0000	09/19/27	165,934
171,959	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	160,385
26,240	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	26,274
40,203	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	38,018
43,685	GSR Mortgage Loan Trust Series 2004-14 3A2(b)		4.0260	12/25/34	39,085
915,782	GSR Mortgage Loan Trust Series 2005-3F 1A3		5.5000	03/25/35	758,367
107,591	GSR Mortgage Loan Trust Series 2005-AR4 4A1(b)		5.3750	07/25/35	102,679
404,757	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	349,076
253,145	GSR Mortgage Loan Trust Series 2006-3F 2A7		5.7500	03/25/36	220,276
512,924	GSR Mortgage Loan Trust Series 2006-9F 4A1		6.5000	10/25/36	230,726
107,937	HomeBanc Mortgage Trust Series 2004-2 A1(a)	TSFR1M + 0.854%	6.1740	12/25/34	100,894
473,202	HSI Asset Loan Obligation Trust Series 2007-2 3A6		6.0000	09/25/37	152,995
258,753	Impac CMB Trust Series 2004-9 1A2(a)	TSFR1M + 0.994%	6.3140	01/25/35	237,551
353,529	Impac CMB Trust Series 2005-5 M1(a)	TSFR1M + 0.624%	6.1990	08/25/35	316,403
2,010,073	IndyMac IMSC Mortgage Loan Trust Series 2007-F2 1A4		6.0000	07/25/37	1,407,967
524,297	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(b)		3.8050	08/25/36	422,154
149,812	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(b)		3.5670	04/25/35	138,977
101,628	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(b)		3.8560	05/25/35	74,580
1,138,660	IndyMac INDX Mortgage Loan Trust Series AR3 3A1B(b)		3.3220	04/25/36	984,463
1,358,253	JP Morgan Alternative Loan Trust 2005-S1 Series 2005-S1 1A6		6.5000	12/25/35	533,263
5,182	JP Morgan Mortgage Trust Series 2004-A3 2A1(b)		5.3650	07/25/34	4,950
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	140,501
240,671	JP Morgan Mortgage Trust Series 2004-A6 B1(b)		4.0340	12/25/34	220,207
33,544	JP Morgan Mortgage Trust Series 2005-A1 4A1(b)		5.6280	02/25/35	32,096
286,488	JP Morgan Mortgage Trust Series 2007-A1 5A4(b)		4.0860	07/25/35	271,054

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1% (Continued)
125,654	JP Morgan Mortgage Trust Series 2005-A6 1A2(b)		5.4900	09/25/35	$116,376
30,634	JP Morgan Mortgage Trust Series 2006-A2 2A2(b)		4.1610	04/25/36	26,690
223,190	JP Morgan Mortgage Trust Series 2007-S1 2A10		6.0000	03/25/37	95,135
435,272	JP Morgan Mortgage Trust Series 2007-A3 1A1(b)		3.9980	05/25/37	376,210
248,635	JP Morgan Mortgage Trust Series 2016-1 A7(b),(e)		3.5000	05/25/46	215,845
10,748	Lehman Mortgage Trust Series 2007-9 1A1		6.0000	10/25/37	14,263
9,737	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(b)		2.2370	11/25/33	8,589
26,048	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(b)		4.0290	05/25/34	23,770
383,752	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(b)		3.8580	03/25/35	342,545
185,637	MASTR Adjustable Rate Mortgages Trust Series 2006-2 1A1(b)		4.6500	04/25/36	172,949
144,434	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	134,891
6,486	MASTR Alternative Loan Trust Series 2004-5 1A1		5.5000	06/25/34	6,233
75,465	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	67,565
105,564	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	80,741
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000		151
689,533	MASTR Asset Securitization Trust Series 2004-3 4A10		5.5000	03/25/34	599,566
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(a)	TSFR1M + 0.714%	0.8180	03/25/37	28,674
187,700	Merrill Lynch Mortgage Investors Trust Series 2005-A1 1A(b)		5.3990	12/25/34	179,403
1,040,517	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		4.9680	10/25/36	426,135
56,010	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(b)		4.4330	07/25/34	55,152
270,890	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	238,665
568,474	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 3A(b)		4.5320	06/25/36	422,399
609,879	Morgan Stanley Mortgage Loan Trust Series 2006-7 4A7		6.0000	06/25/36	311,084
278,612	MortgageIT Trust Series 2004-2 B1(a)	TSFR1M + 1.914%	7.2340	12/25/34	263,672
5,155	MortgageIT Trust Series 2005-1 2M1(a)	TSFR1M + 1.364%	6.6940	02/25/35	4,942
943,017	NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3 A1(e)		6.5000	02/25/35	831,213
2,208,000	New Century Alternative Mortgage Loan Trust Series 2006-ALT2 AF6B(d)		0.8170	10/25/36	133,457
585,165	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(a)	TSFR1M + 0.694%	1.9520	08/25/35	286,414
1,208,878	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(b)		5.3180	08/25/35	561,535
875,832	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5 2A1(b)		4.1430	10/25/35	489,021
11,199,281	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2 3A1(a)	TSFR1M + 0.514%	0.8950	04/25/36	2,598,658
321,832	PHH Alternative Mortgage Trust Series 2007-2 2A2		6.0000	05/25/37	262,687
57,825	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	53,825
790,070	Prime Mortgage Trust Series 2007-1 A2		6.0000	03/25/37	649,822

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1% (Continued)
291,343	RALI Trust Series 2005-QO1 A2(a)	12MTA + 1.500%	5.9300	08/25/35	$234,844
3,752,667	RALI Trust Series 2006-QO2 A2(a)	TSFR1M + 0.654%	2.4310	02/25/46	763,219
2,563,837	RALI Trust Series 2006-QO3 A2(a)	TSFR1M + 0.654%	3.4900	04/25/46	737,931
79,096	RALI Trust Series 2006-QS17 A4		6.0000	12/25/36	62,435
289,092	Residential Asset Securitization Trust Series 2004-A7 A2		5.5000	10/25/34	263,020
122,502	Residential Asset Securitization Trust Series 2005-A4 A1(a)	TSFR1M + 0.564%	5.5000	04/25/35	65,326
6,278,360	Residential Asset Securitization Trust Series 2005-A11 2A1		4.6050	10/25/35	2,390,120
484,572	Residential Asset Securitization Trust Series 2006-A1 1A1		6.0000	04/25/36	207,030
3,694,853	Residential Asset Securitization Trust Series 2006-A6 1A13		2.7380	07/25/36	1,034,719
2,853,683	Residential Asset Securitization Trust Series 2006-A6 1A14		2.7380	07/25/36	799,154
745,366	Residential Asset Securitization Trust Series 2006-A6 1A1		2.9660	07/25/36	219,460
593,877	Residential Asset Securitization Trust Series 2006-A8 2A2		6.7500	08/25/36	174,903
894,760	Residential Asset Securitization Trust Series 2006-A13 A1		6.2500	12/25/36	312,118
4,295,814	Residential Asset Securitization Trust Series 2007-A1 A9		2.5590	03/25/37	1,339,936
1,210,580	Residential Asset Securitization Trust Series 2007-A5 2A5		6.0000	05/25/37	649,792
362,152	Residential Asset Securitization Trust Series 2007-A7 A6		6.0000	07/25/37	146,441
2,436,144	Residential Asset Securitization Trust Series 2007-A8 3A1(b)		2.0290	08/25/37	1,146,891
213,023	Residential Asset Securitization Trust Series 2007-A8 1A2		6.0000	08/25/37	111,779
1,503,119	Residential Asset Securitization Trust Series 2007-A9 A7		3.7310	09/25/37	616,053
1,344,071	Residential Asset Securitization Trust Series 2007-A9 A3		3.7310	09/25/37	550,867
45,474	RFMSI Trust Series 2006-S3 A2		5.5000	03/25/36	36,058
1,440,506	RFMSI Trust Series 2006-SA4 2A1(b)		5.2510	11/25/36	1,227,106
189,184	RFMSI Trust Series 2007-S6 1A16		6.0000	06/25/37	136,820
367,347	STARM Mortgage Loan Trust Series 2007-2 3A3(b)		4.1520	04/25/37	222,442
165,659	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(b)		3.7160	11/25/34	147,392
206,545	Structured Adjustable Rate Mortgage Loan Trust Series 2004-19 1A2(b)		3.8250	01/25/35	193,990
68,102	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(b)		5.2690	04/25/35	66,567
192,634	Structured Asset Mortgage Investments II Trust Series 2007-AR3 2A1(a)	TSFR1M + 0.190%	5.6240	09/25/47	170,816
1,566,074	Structured Asset Securities Corporation Series 1998-RF1 A(b),(e)		3.9450	04/15/27	1,563,307
1,180,047	SunTrust Alternative Loan Trust Series 2006-1F 2A		6.5000	04/25/36	474,905
4,633,297	TBW Mortgage-Backed Trust Series 2006-3 3A		1.8500	07/25/36	1,167,176
164,504	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	12,242
20,785,000	TBW Mortgage-Backed Trust Series 2006-5 A4(d)		1.5790	11/25/36	3,030,287
1,963,000	TBW Mortgage-Backed Trust Series 2007-2 A2B(b)		1.3690	07/25/37	129,943

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 35.1% (Continued)
1,525,000	TBW Mortgage-Backed Trust Series 2007-2 A3B(b)		1.3690	07/25/37	$100,791
3,295,120	TBW Mortgage-Backed Trust Series 2007-2 A6B(d)		1.3690	07/25/37	216,183
11,002	Thornburg Mortgage Securities Trust Series 2006-4 A2B(b)		4.4700	07/25/36	8,892
1,911,954	Thornburg Mortgage Securities Trust Series 2007-2 A2A(a)	TSFR12M + 1.965%	3.1320	06/25/37	1,641,204
5,697,336	Thornburg Mortgage Securities Trust Series 2006-3 A1(b)		3.6840	06/25/46	3,781,204
317,017	Thornburg Mortgage Securities Trust Series 2007-3 3A1(a)	TSFR12M + 1.965%	7.4310	06/25/47	263,883
2,083,608	Verus Securitization Trust Series 2021-3 A1(b),(e)		1.0460	06/25/66	1,737,524
925,601	Verus Securitization Trust Series 2023-4 A2(d),(e)		6.1160	05/25/27	908,097
953,307	Verus Securitization Trust Series 20235 A2(d),(e)		6.7590	06/25/68	950,404
75,762	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 2B1(b)		5.9140	09/25/33	66,153
13,953	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 1A		5.0000	07/25/34	13,661
206,623	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A3(b)		3.8680	12/25/35	184,243
60,774	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(b)		3.7830	01/25/36	52,869
729,080	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1(b)		3.4790	03/25/37	575,153
206,061	Washington Mutual Mortgage Pass-Through Certificates Series 2005-4 CB11		5.5000	06/25/35	179,013
616,629	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(a)	TSFR1M + 0.814%	6.0000	03/25/36	551,899
36,043	Wells Fargo Alternative Loan Trust Series 2007-PA2 2A1(a)	TSFR1M + 0.544%	5.8640	06/25/37	28,962
253,225	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	207,794
					108,694,722
	HOME EQUITY — 15.3%
96,781	ABFC Trust A1 Series 2003-AHL1 A1(d)		3.6840	03/25/33	93,679
2,247	ABFC Trust M1 Series 2003-AHL1 M1(a)	TSFR1M + 1.389%	6.7090	03/25/33	2,389
7,242,620	ACE Securities Corp Home Equity Loan Trust Series 2007-HE5 A2C(a)	TSFR1M + 0.474%	1.5280	07/25/37	2,797,574
45,640	AFC Home Equity Loan Trust Series 1998-1 1A1(a)	TSFR1M + 0.774%	6.0890	04/25/28	45,379
244,046	AFC Home Equity Loan Trust Series 1998-2 2A(a)	TSFR1M + 0.664%	5.9840	06/25/28	236,871
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2002-AR1 M2(a)	TSFR1M + 2.064%	3.4980	09/25/32	64,835
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(b)		4.8840	09/25/27	152,933
515,162	Bayview Financial Acquisition Trust Series 2007-A 2A(a)	TSFR1M + 0.639%	5.9580	05/28/37	444,294
2,862,097	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A3(a)	TSFR1M + 1.389%	1.2330	08/28/47	871,571
937,225	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A4(a)	TSFR1M + 1.164%	1.2330	08/28/47	285,412
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2 Series 2004-FR2 M5(a)	TSFR1M + 2.739%	5.0570	06/25/34	299,043
412,395	Bear Stearns Asset Backed Securities I Trust 2004-FR3 M5 Series 2004-FR3 M5(a)	TSFR1M + 2.964%	5.2630	09/25/34	360,390

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	HOME EQUITY — 15.3% (Continued)
157,532	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M1(a)	TSFR1M + 1.014%	6.3340	08/25/34	$151,120
111,644	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(a)	TSFR1M + 3.039%	8.3590	08/25/34	101,881
915,923	Bear Stearns Asset Backed Securities Trust Series 2004-2 M2(a)	TSFR1M + 2.964%	7.2050	08/25/34	888,089
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3 Series 2004-HE3 M5(a)	TSFR1M + 2.889%	5.1330	04/25/34	420,508
8,841	Centex Home Equity Loan Trust Series 2002-A AF6		5.5400	01/25/32	8,521
287,013	Centex Home Equity Loan Trust Series 2004-C M3(a)	TSFR1M + 1.119%	4.3340	06/25/34	272,119
180,852	CHEC Loan Trust Series 2004-2 M1(a)	TSFR1M + 1.074%	6.3940	06/25/34	176,230
4,725,000	Credit Suisse Seasoned Loan Trust Series 2006-1 M1(a),(e)	TSFR1M + 0.939%	3.3240	10/25/34	4,589,017
613,869	Delta Funding Home Equity Loan Trust Series 1999-3 A1A(a)	TSFR1M + 0.934%	6.2670	09/15/29	589,180
421,925	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(a)	TSFR1M + 2.004%	7.3240	05/25/30	404,436
655,032	EMC Mortgage Loan Trust Series 2001-A A(a),(e)	TSFR1M + 0.854%	6.1740	05/25/40	631,375
4,245,000	EMC Mortgage Loan Trust Series 2004-B M2(a),(e)	TSFR1M + 3.349%	8.8090	01/25/41	3,901,093
93,657	GE Mortgage Services, LLC Series 1998-HE2 A6(b)		6.6450	09/25/28	89,581
147,967	GSAA Home Equity Trust Series 2005-3 B2(a)	TSFR1M + 2.064%	7.3840	12/25/34	139,387
460,103	GSAA Home Equity Trust Series 2005-12 AF3(b)		5.0690	09/25/35	301,128
11,286,673	GSAA Home Equity Trust Series 2006-3 A4(a)	TSFR1M + 0.814%	1.4470	03/25/36	992,448
199,019	GSAA Home Equity Trust Series 2006-6 AF4(d)		6.6210	03/25/36	56,842
1,427,020	GSAA Home Equity Trust Series 2006-18 AF4B(d)		1.2750	11/25/36	72,532
2,076,558	GSAA Home Equity Trust Series 2006-18 AF3B(b)		1.2750	11/25/36	106,603
1,655,000	GSAA Home Equity Trust Series 2006-18 AF5B(d)		1.2750	11/25/36	84,040
2,857,992	GSR Mortgage Loan Trust Series 2005-AR3 6A1(b)		3.9050	05/25/35	2,326,176
220,754	Home Equity Asset Trust Series 2003-1 M1(a)	TSFR1M + 1.614%	6.9340	06/25/33	213,932
44,563	Home Equity Asset Trust Series 2003-3 M2(a)	TSFR1M + 2.484%	7.8040	08/25/33	40,577
2,769,946	Home Equity Asset Trust Series 2004-5 M6(a)	TSFR1M + 2.064%	4.8690	11/25/34	2,614,278
735,695	Home Equity Asset Trust Series 2004-8 M5(a)	TSFR1M + 1.714%	7.0340	03/25/35	654,018
3,972,085	Home Equity Loan Trust Series 2006-HSA2 AI3(b)		1.4560	03/25/36	198,002
76,821	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A AV2(a)	TSFR1M + 0.974%	4.6040	10/25/33	76,353
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M3(a)	TSFR1M + 1.089%	4.2480	03/25/35	276,698
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-C M7(a)	TSFR1M + 2.739%	4.2480	03/25/35	153,168
28,309	Irwin Home Equity Loan Trust Series 2004-1 2B1(a)	TSFR1M + 3.189%	8.5090	12/25/34	28,189
930,786	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(a)	TSFR1M + 5.889%	2.7770	05/25/33	753,215
39,581	Mastr Asset Backed Securities Trust Series 2005-WMC1 M4(a)	TSFR1M + 1.059%	6.3790	03/25/35	41,217
5,252,121	Mastr Asset Backed Securities Trust Series 2006-WMC2 A5(a)	TSFR1M + 0.614%	1.2400	04/25/36	1,249,754
337,300	Meritage Mortgage Loan Trust Series 2004-1 M1(a)	TSFR1M + 0.864%	6.1840	07/25/34	331,308

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	HOME EQUITY — 15.3% (Continued)
664,985	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(a)	TSFR1M + 2.364%	4.2440	04/25/35	$605,635
506,367	Merrill Lynch Mortgage Investors Trust Series 2006-AR1 A1(a)	TSFR1M + 0.444%	5.7640	03/25/37	177,571
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(a)	TSFR1M + 2.739%	8.0590	01/25/34	58,189
300,319	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-SD2 M1(a)	TSFR1M + 1.044%	6.3640	04/25/34	297,853
169,436	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-HE5 A2C(a)	TSFR1M + 0.364%	0.6720	03/25/37	65,187
404,124	New Century Home Equity Loan Trust Series 2003-A M1(a),(e)	TSFR1M + 1.239%	3.5380	10/25/33	404,589
828,842	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006- AF1 A4(a)	TSFR1M + 0.774%	1.0730	10/25/36	185,163
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(a)	TSFR1M + 1.539%	6.8590	05/25/33	328,996
601,432	NovaStar Mortgage Funding Trust Series 2004-1 M3(a)	TSFR1M + 0.939%	6.2590	06/25/34	578,339
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(a)	TSFR1M + 1.577%	6.8970	06/25/34	156,229
871,398	NovaStar Mortgage Funding Trust Series 2006-4 A2C(a)	TSFR1M + 0.414%	1.1110	09/25/36	379,765
2,993,918	NovaStar Mortgage Funding Trust Series 2006-6 A2B(a)	TSFR1M + 0.314%	0.6030	01/25/37	1,062,003
254,492	RASC Trust Series 2004-KS10 M4(a)	TSFR1M + 2.589%	7.9090	11/25/34	236,745
19,817	Renaissance Home Equity Loan Trust Series 2002-4 M2(d)		6.5430	03/25/33	12,899
307,910	Renaissance Home Equity Loan Trust Series 2003-2 M1(a)	TSFR1M + 1.352%	3.9250	08/25/33	283,922
45,196	Renaissance Home Equity Loan Trust Series 2005-2 AF4(d)		5.4340	08/25/35	44,582
330,202	Renaissance Home Equity Loan Trust Series 2007-2 AF2(d)		5.6750	06/25/37	87,351
176,276	Renaissance Home Equity Loan Trust Series 2007-3 AF3(d)		7.2380	09/25/37	74,945
10,873,252	Renaissance Home Equity Loan Trust Series 2007-1 AF3(d)		4.2510	04/25/37	3,028,356
431,110	Renaissance Home Equity Loan Trust Series 2007-1 AF5(d)		4.4760	04/25/37	123,977
631,183	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(b)		9.7600	02/25/30	719,751
3,392,722	Structured Asset Securities Corp Mortgage Loan Series 2005-NC2 M7(a)	TSFR1M + 1.164%	4.0680	05/25/35	2,989,273
8,986	Terwin Mortgage Trust Series 2004-7HE M1(a),(e)	TSFR1M + 1.389%	6.7090	07/25/34	8,393
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(a),(e)	TSFR1M + 0.734%	1.7900	04/25/37	7,419,014
					47,916,112
	MANUFACTURED HOUSING — 0.5%
1,420,764	BCMSC Trust Series 1999-B A4(b)		7.3000	12/15/29	172,302
1,611,849	BCMSC Trust Series 2000-A A4(b)		8.2900	06/15/30	217,752
500,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(e)		5.9850	11/01/44	472,689
595,671	UCFC Manufactured Housing Contract Series 1998-1 M(b)		6.9800	07/15/29	556,040
					1,418,783
	NON AGENCY CMBS — 28.3%
6,047,519	Bayview Commercial Asset Trust Series 2007-6A A4A(a),(e)	TSFR1M + 1.500%	3.5340	12/25/37	5,149,403
2,869,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(b),(e)		5.0800	12/15/47	2,371,639
3,550,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(a),(e)	TSFR1M + 2.750%	8.1970	06/15/31	2,485,000

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	NON AGENCY CMBS — 28.3% (Continued)
6,357,126	Citigroup Commercial Mortgage Trust Series 2014-GC21 E(b),(e)		3.5880	05/10/47	$4,506,660
3,100,000	Citigroup Commercial Mortgage Trust Series 2014-GC21 D(b),(e)		5.1050	05/10/47	2,476,281
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,945,341
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.6070	11/10/48	4,188,436
4,108,000	Commercial Mortgage Pass Through Certificates Series 2013-CR12 C(b)		5.1120	10/10/46	1,543,216
2,964,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(e)		3.8000	10/05/30	2,335,221
4,000,000	CSAIL 2015-C2 D Commercial Mortgage Trust Series 2015-C2 D(b)		4.3140	06/15/57	2,530,432
6,190,897	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(e)	TSFR1M + 1.914%	7.2470	09/15/31	5,171,609
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(b),(e)		4.8420	06/10/47	1,566,185
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(e)		3.5820	06/10/47	2,841,712
1,350,000	HMH Trust Series 2017-NSS E(e)		6.2920	07/05/31	692,550
6,505,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011- C3 C(b),(e)		5.3600	02/15/46	5,501,541
4,234,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C14 C(b)		4.3850	08/15/46	3,632,666
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.3050	11/15/48	503,362
3,500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 D(b),(e)		3.0000	11/15/49	2,100,711
2,626,409	Morgan Stanley Capital I Trust Series 2006-HQ10 B(b)		5.4480	11/12/41	2,211,725
4,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(b),(e)		5.3360	03/15/45	2,675,781
2,740,000	Morgan Stanley Capital I Trust Series 2006-T21 C(b),(e)		5.2060	10/12/52	2,631,976
3,800,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV B(e)		4.0880	10/15/30	2,717,000
235,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV C(b),(e)		4.3050	10/15/30	141,000
3,500,000	Palisades Center Trust Series 2016-PLSD A(e)		2.7130	04/13/33	2,044,000
13,533,384	Starwood Retail Property Trust Series 2014-STAR A(a),(e)	TSFR1M + 1.470%	8.5000	11/15/27	9,869,220
462,729	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(e)		6.1300	06/25/52	439,726
2,039,042	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(b)		5.5980	03/15/45	1,910,463
3,106,000	Wells Fargo Commercial Mortgage Trust Series 2015-SG1 D(b)		4.6010	12/15/47	2,124,056
6,000,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(b),(e)		3.9640	06/15/46	3,966,936
6,546,000	WFRBS Commercial Mortgage Trust Series 2013-C15 D(b),(e)		4.3520	08/15/46	2,851,601
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(e)		3.4550	09/15/57	1,641,809
					87,767,258
	RESIDENTIAL MORTGAGE — 12.5%
452,197	Bear Stearns Asset Backed Securities Trust Series 2003-SD2 B1(b)		5.2770	06/25/43	379,870
64,415	Bear Stearns Asset Backed Securities Trust Series 2004-SD4 A1(a)	TSFR1M + 1.014%	6.3340	08/25/44	60,483

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	RESIDENTIAL MORTGAGE — 12.5% (Continued)
11,539	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 21A1(b)		4.2170	07/25/36	$11,398
90,912	Carrington Mortgage Loan Trust Series 2004-NC2 M1(a)	TSFR1M + 1.149%	6.4690	08/25/34	86,469
5,548,244	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(a)	TSFR1M + 0.194%	2.8680	03/25/35	4,269,187
9,622,313	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(a)	TSFR1M + 0.234%	2.8720	10/25/36	7,404,013
2,310,630	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(a)	TSFR1M + 0.274%	2.8760	10/25/36	1,777,937
3,915,167	C-BASS TRUST Series 2007-CB1 AF1B(d)		0.8440	01/25/37	1,225,186
2,594,835	C-BASS TRUST Series 2007-CB1 AF3(d)		0.8440	01/25/37	812,553
2,619,630	C-BASS TRUST Series 2007-CB1 AF2(d)		5.7210	01/25/37	820,350
3,408,571	C-BASS TRUST Series 2007-CB1 AF6(d)		5.8350	01/25/37	1,067,106
350,305	Chase Funding Trust Series 2003-3 2M2(a)	TSFR1M + 1.959%	7.2790	11/25/32	339,268
573,059	Countrywide Asset-Backed Certificates Series 2004-8 M6(a)	TSFR1M + 2.289%	7.6090	08/25/34	448,275
78,107	Countrywide Asset-Backed Certificates Series 2004-ECC2 M2(a)	TSFR1M + 1.089%	6.4090	12/25/34	78,093
193,894	Countrywide Asset-Backed Certificates Series 2006-SD3 A1(a),(e)	TSFR1M + 0.774%	6.0940	07/25/36	189,800
37,734	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB4 B1(a)	US0001M + 2.850%	8.2840	02/25/33	37,226
21,529	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(a)	TSFR1M + 1.839%	4.6940	07/25/35	20,528
1,727,392	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB8 M3(a)	TSFR1M + 1.614%	3.4860	12/25/35	1,471,505
626,282	Encore Credit Receivables Trust Series 2005-1 M4(a)	TSFR1M + 1.134%	6.4540	07/25/35	540,941
142,048	Equity One Mortgage Pass-Through Trust Series 2003-1 M1(b)		4.8600	08/25/33	138,691
655,785	Equity One Mortgage Pass-Through Trust Series 2004-3 M2(d)		3.8850	07/25/34	523,628
778,830	Equity One Mortgage Pass-Through Trust 2002-4 Series 4 M2(b)		5.6640	02/25/33	605,516
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(a)	TSFR1M + 1.494%	6.8140	11/25/34	207,116
139,492	Fremont Home Loan Trust Series 2004-2 M6(a)	TSFR1M + 2.139%	7.4590	07/25/34	116,408
8,271,992	GE-WMC Mortgage Securities Trust Series 2006-1 A2B(a)	TSFR1M + 0.414%	1.2590	08/25/36	3,484,168
3,226,664	GE-WMC Mortgage Securities Trust Series 2006-1 A2C(a)	TSFR1M + 0.594%	1.2600	08/25/36	1,359,008
269,790	GSAMP Trust Series 2007-FM2 A2A(a)	TSFR1M + 0.174%	5.4940	01/25/37	155,357
114,148	GSAMP Trust Series 2007-FM2 A2B(a)	TSFR1M + 0.204%	5.5240	01/25/37	65,731
2,463,974	GSRPM Mortgage Loan Trust Series 2007-1 A(a),(e)	TSFR1M + 0.514%	2.8690	10/25/46	2,150,279
82,128	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A3(a)	TSFR1M + 0.274%	5.5940	11/25/36	70,713
401,189	IXIS Real Estate Capital Trust Series 2006-HE2 A3(a)	TSFR1M + 0.434%	5.7540	08/25/36	117,263
397,077	Lehman XS Trust Series 2007-3 1BA1(a)	TSFR1M + 0.434%	5.7540	03/25/37	375,589
373,393	Lehman XS Trust Series 2007-3 1BA2(a)	TSFR6M + 0.928%	6.4040	03/25/37	364,290
26,151	Long Beach Mortgage Loan Trust Series 2004-3 M1(a)	TSFR1M + 0.969%	6.2890	07/25/34	25,117
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(a)	TSFR1M + 0.584%	0.7370	05/25/37	1,976,933
193,144	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC5 M1(a)	TSFR1M + 1.014%	6.3340	05/25/34	181,517

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 91.7% (Continued)
	RESIDENTIAL MORTGAGE — 12.5% (Continued)
31,982	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(a)	TSFR1M + 1.614%	6.9340	09/25/34	$32,323
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(a),(e)	TSFR1M + 3.914%	1.2130	02/25/47	807,872
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(a)	TSFR1M + 2.289%	4.1750	10/25/34	2,661,589
2,034,195	RAMP Series 2007-RS1 Trust Series 2007-RS1 A3(a)	TSFR1M + 0.454%	5.7740	02/25/37	502,558
549,428	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(a)	US0001M + 0.350%	5.7840	03/25/37	300,489
202,777	Structured Asset Investment Loan Trust Series 2004-5 M5(a)	US0001M + 1.725%	7.1590	05/25/34	177,180
645,730	Structured Asset Investment Loan Trust Series 2004-11 M2(a)	US0001M + 0.975%	6.4090	01/25/35	571,918
278,525	Structured Asset Securities Corp Series 2005-WF1 M8(a)	US0001M + 2.055%	7.4890	02/25/35	264,727
433,928	WaMu Asset-Backed Certificates Series 2007-HE1 1A(a)	US0001M + 0.150%	5.5840	01/25/37	358,358
					38,634,526

	TOTAL ASSET BACKED SECURITIES (Cost $353,984,086)				284,431,401

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.9%
269,755	Fannie Mae REMICS Series 2012-126 DI(c)		3.0000	11/25/27	11,759
385,844	Fannie Mae REMICS Series 2012-94 YS(a),(c)	SOFR30A + 6.535%	1.2210	06/25/39	5,049
923,558	Fannie Mae REMICS Series 2011-124 NS NS(a),(c)	SOFR30A + 6.385%	1.0710	12/25/41	76,609
76,251	Fannie Mae REMICS Series 2013-42 PD		1.2500	05/25/43	60,862
1,045,424	Fannie Mae REMICS Series 2017-30 MI(c)		4.0000	02/25/44	53,700
36,511	Fannie Mae REMICS Series 2017-6 MI(c)		4.0000	08/25/44	2,327
647,482	Fannie Mae REMICS Series 2017-38 S(a),(c)	SOFR30A + 5.985%	0.6710	05/25/47	52,772
951,622	Fannie Mae REMICS Series 2017-112 SC(a),(c)	SOFR30A + 6.035%	0.7210	01/25/48	85,803
16,364,619	Fannie Mae REMICS Series 2018-28 ID(b),(c)		0.0001	05/25/48	815,071
831,634	Fannie Mae REMICS Series 2019-37 CI(c)		4.5000	09/25/48	190,159
275,674	Fannie Mae REMICS Series 2020-16 SJ(a),(c)	SOFR30A + 5.935%	0.6210	03/25/50	21,773
17,553,545	Fannie Mae REMICS Series 2020-95 IU(c)		1.5000	01/25/51	2,737,806
3,165,547	Fannie Mae REMICS Series 2020-95 IB(c)		2.5000	01/25/51	497,481
8,415,187	Fannie Mae REMICS Series 2021-34 MI(c)		2.5000	03/25/51	1,110,746
6,817,132	Fannie Mae REMICS Series 2021-69 IK(c)		2.0000	05/25/51	1,150,068
7,626,613	Fannie Mae REMICS Series 2021-45 JI(c)		2.5000	07/25/51	1,171,902
3,040,471	Fannie Mae REMICS Series 2021-56 IM(a),(c)	SOFR30A + 2.200%	0.0001	09/25/51	72,344
21,929,191	Fannie Mae REMICS Series 2021-69 JS(a),(c)	SOFR30A + 2.550%	0.0001	10/25/51	310,794
12,762,814	Fannie Mae REMICS Series 2021-80 IA(c)		2.0000	11/25/51	1,648,870
235,852	Freddie Mac REMICS Series 4205 AI(c)		2.5000	05/15/28	8,699

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.9% (Continued)
2,632,038	Freddie Mac REMICS Series 4226 IM(c)		3.5000	09/15/31	$53,518
8,722,289	Freddie Mac REMICS Series 4639 GS(a),(c)		0.0001	03/15/36	600,918
823,770	Freddie Mac REMICS Series 3852 SW(a),(c)	SOFR30A + 5.886%	0.5720	05/15/41	52,350
155,432	Freddie Mac REMICS Series 3980 TS(a),(c)	SOFR30A + 6.385%	1.0720	09/15/41	13,950
821,752	Freddie Mac REMICS Series 4100 JI(c)		3.5000	10/15/41	102,823
654,874	Freddie Mac REMICS Series 4580 MI(c)		3.5000	02/15/43	17,442
5,250,294	Freddie Mac REMICS Series 4239 NI(a),(c)	SOFR30A + 28.791%	0.0001	07/15/43	793,394
124,412	Freddie Mac REMICS Series 4680 LI(c)		4.0000	10/15/43	2,636
67,598	Freddie Mac REMICS Series 4449 PI(c)		4.0000	11/15/43	6,301
478,061	Freddie Mac REMICS Series 4314 SE(a),(c)	SOFR30A + 5.935%	0.6220	03/15/44	38,159
380,846	Freddie Mac REMICS Series 4431 ST(a),(c)	SOFR30A + 5.986%	0.6720	01/15/45	28,662
108,365	Freddie Mac REMICS Series 4818 BI(c)		4.0000	03/15/45	5,191
371,619	Freddie Mac REMICS Series 4672 AI(c)		4.5000	03/15/45	6,513
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	161,826
850,390	Freddie Mac REMICS Series 5071 IF(c)		2.0000	02/25/51	71,780
5,999,126	Freddie Mac REMICS Series 5071 IS(c)		2.0000	02/25/51	709,763
19,371,166	Freddie Mac REMICS Series 5090 SA(a),(c)	SOFR30A + 1.550%	0.0001	03/25/51	51,723
15,386,493	Freddie Mac REMICS Series 5177 AS(a),(c)	SOFR30A + 3.150%	0.0001	12/25/51	117,796
478,895	Government National Mortgage Association Series 2014-118 AI(c)		3.5000	05/16/40	25,898
4,661,371	Government National Mortgage Association Series 2015-3 DS(a),(c)	TSFR1M + 5.485%	0.1610	11/20/41	58,049
199,426	Government National Mortgage Association Series 2012-36 QS(a),(c)	TSFR1M + 6.505%	1.1810	03/20/42	11,438
411,378	Government National Mortgage Association Series 2018-154 DI(c)		4.0000	01/20/45	18,331
615,620	Government National Mortgage Association Series 2016-147 PI(c)		3.5000	06/20/45	70,105
224,882	Government National Mortgage Association Series 2016-1 ST(a),(c)	TSFR1M + 6.086%	0.7610	01/20/46	17,342
4,781,856	Government National Mortgage Association Series 2018-154 SP(a),(c)	TSFR1M + 6.034%	0.7110	11/20/48	386,784
13,043,713	Government National Mortgage Association Series 2019-20 ES(a),(c)	TSFR1M + 3.686%	0.0001	02/20/49	154,764
21,541,703	Government National Mortgage Association Series 2019-112 AS(a),(c)	TSFR1M + 3.296%	0.0001	09/20/49	148,519
4,351,840	Government National Mortgage Association Series 2020-122 YI(c)		2.5000	08/20/50	584,054
952,000	Government National Mortgage Association Series 2020-141 ML		1.5000	09/20/50	421,921
6,734,013	Government National Mortgage Association Series 2021-49 IP(c)		2.5000	01/20/51	752,315
8,234,257	Government National Mortgage Association Series 2021-24 LI(c)		2.5000	01/20/51	1,219,554
9,841,994	Government National Mortgage Association Series 2021-41 BI(c)		2.0000	03/20/51	1,304,075
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	144,106
3,680,395	Government National Mortgage Association Series 2021-83 EI(c)		2.5000	05/20/51	479,158
4,947,343	Government National Mortgage Association Series 2021-118 GI(c)		2.5000	07/20/51	629,957
16,970,079	Government National Mortgage Association Series 2022-22 PS(a),(c)	SOFR30A + 3.650%	0.0001	08/20/51	198,358

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.9% (Continued)
6,909,287	Government National Mortgage Association Series 2021-156 QI(c)		2.5000	09/20/51	$792,875
10,642,397	Government National Mortgage Association Series 2021-156 BI(c)		2.5000	09/20/51	1,637,246
16,080,076	Government National Mortgage Association Series 2021-177 MI(c)		2.5000	10/20/51	2,158,526
1,705,801	Government National Mortgage Association Series 2021-226 HL		1.5000	12/20/51	944,722
10,441,730	Government National Mortgage Association Series 2022-69 QI(c)		4.0000	04/20/52	1,466,031
16,909,990	Government National Mortgage Association Series 2022-93 AS(a),(c)	SOFR30A + 4.150%	0.0001	05/20/52	349,457
18,313,189	Government National Mortgage Association Series 2022-83 SJ(a),(c)	SOFR30A + 3.200%	0.0001	05/20/52	97,466
46,663,911	Government National Mortgage Association Series 2022-121 SA(a),(c)	SOFR30A + 3.690%	0.0001	07/20/52	650,234
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $34,767,906)				27,640,624

	TOTAL INVESTMENTS - 100.6% (Cost $388,751,992)				$312,072,025
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%				(1,801,877)
	NET ASSETS - 100.0%				$310,270,148

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	- 1-month CME Term Secured Overnight Financing Rate

TSFR6M	- 6-month CME Term Secured Overnight Financing Rate

TSFR12M	- 12-month CME Term Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

(a)	Variable rate security: the rate shown represents the rate on September 30, 2023.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Interest only securities.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2023.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023, the total market value of 144A securities is 96,096,730 or 31.0% of net assets.

(f)	Maturity not determined on this security; maturity will occur based on the maturity of the underlying bonds.